Schedule H, Line 4i – Schedule of Assets (Acquired and Disposed of Within Year) (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Entity tax identification number	13-4922250
Plan number	002
Investment, Identifier [Axis]: Asset-Backed Securities | 20 TSQ GROUNDCO LLC | 0.031 | 05/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.10%
Face Amount	$ 1,400
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICAN CREDIT ACCEPTANCE REC | 0.0699 | 09/12/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.99%
Face Amount	$ 586
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICAN TOWER TRUST | 0.0549 | 03/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.49%
Face Amount	$ 218
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICREDIT AUTOMOBILE RECEIVA | 0.0532 | 04/18/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.32%
Face Amount	$ 285
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICREDIT AUTOMOBILE RECEIVA | 0.0538 | 06/18/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.38%
Face Amount	$ 1,170
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICREDIT AUTOMOBILE RECEIVA | 0.06 | 07/18/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 660
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.01527 | 08/17/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.527%
Face Amount	$ 1,385
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.01953 | 06/17/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.953%
Face Amount	$ 395
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.02153 | 06/17/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.153%
Face Amount	$ 545
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.0395 | 06/17/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.95%
Face Amount	$ 1,000
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.0415 | 11/17/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.15%
Face Amount	$ 1,360
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.0429 | 07/17/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.29%
Face Amount	$ 376
Investment, Identifier [Axis]: Asset-Backed Securities | AMUR EQUIP FIN RECEIVABLES | 0.0609 | 12/20/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.09%
Face Amount	$ 336
Investment, Identifier [Axis]: Asset-Backed Securities | ANCHOR MORTGAGE TRUST | 0.05718 | 05/25/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.718%
Face Amount	$ 280
Investment, Identifier [Axis]: Asset-Backed Securities | APIDOS CLO LTD | 0.05298 | 07/25/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.298%
Face Amount	$ 259
Investment, Identifier [Axis]: Asset-Backed Securities | AQUA FINANCE TRUST | 0.0154 | 07/17/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.54%
Face Amount	$ 351
Investment, Identifier [Axis]: Asset-Backed Securities | AQUA FINANCE TRUST | 0.024 | 07/17/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.40%
Face Amount	$ 1,695
Investment, Identifier [Axis]: Asset-Backed Securities | AQUA FINANCE TRUST | 0.0556 | 12/19/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.56%
Face Amount	$ 407
Investment, Identifier [Axis]: Asset-Backed Securities | BANK | 0.0247 | 09/15/2064
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.47%
Face Amount	$ 570
Investment, Identifier [Axis]: Asset-Backed Securities | BANK | 0.03254 | 07/15/2060
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.254%
Face Amount	$ 236
Investment, Identifier [Axis]: Asset-Backed Securities | BANK | 0.05623 | 03/15/2058
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.623%
Face Amount	$ 283
Investment, Identifier [Axis]: Asset-Backed Securities | BANK5 | 0.06656 | 06/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.656%
Face Amount	$ 365
Investment, Identifier [Axis]: Asset-Backed Securities | BARCLAYS COMMERCIAL MORTGAGE SECURIT | 0.03319 | 05/15/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.319%
Face Amount	$ 448
Investment, Identifier [Axis]: Asset-Backed Securities | BARCLAYS COMMERCIAL MORTGAGE SECURIT | 0.05146 | 11/15/2058
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.146%
Face Amount	$ 500
Investment, Identifier [Axis]: Asset-Backed Securities | BENCHMARK MORTGAGE TRUST | 0.05805 | 05/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.805%
Face Amount	$ 411
Investment, Identifier [Axis]: Asset-Backed Securities | BENCHMARK MORTGAGE TRUST | 0.05812 | 05/17/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.812%
Face Amount	$ 360
Investment, Identifier [Axis]: Asset-Backed Securities | BLP COMMERCIAL MORTGAGE TRUST | 0.0495 | 03/15/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.95%
Face Amount	$ 459
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SEC | 0.0562 | 03/17/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.62%
Face Amount	$ 525
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SEC | 0.0564 | 11/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.64%
Face Amount	$ 985
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SECUR | 0.057 | 07/16/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 1,251
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SECUR | 0.0607 | 02/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.07%
Face Amount	$ 1,490
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05192 | 02/15/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.192%
Face Amount	$ 437
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05193 | 03/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.193%
Face Amount	$ 320
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05242 | 07/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.242%
Face Amount	$ 342
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05512 | 12/09/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.512%
Face Amount	$ 275
Investment, Identifier [Axis]: Asset-Backed Securities | BXP TRUST | 0.03379 | 06/13/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.379%
Face Amount	$ 1,000
Investment, Identifier [Axis]: Asset-Backed Securities | CARVANA AUTO RECEIVABLES TRUST | 0.0582 | 09/10/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.82%
Face Amount	$ 1,210
Investment, Identifier [Axis]: Asset-Backed Securities | CASCADE MH ASSET TRUST | 0.01753 | 02/25/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.753%
Face Amount	$ 611
Investment, Identifier [Axis]: Asset-Backed Securities | CF HIPPOLYTA ISSUER LLC | 0.0153 | 03/15/2061
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.53%
Face Amount	$ 990
Investment, Identifier [Axis]: Asset-Backed Securities | CHASE MORTGAGE FINANCE CORPORA | 0.055 | 09/25/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 314
Investment, Identifier [Axis]: Asset-Backed Securities | CHASE MORTGAGE FINANCE | 0.055 | 09/25/2056
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 487
Investment, Identifier [Axis]: Asset-Backed Securities | CIFC FUNDING LTD | 0.05484 | 01/20/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.484%
Face Amount	$ 468
Investment, Identifier [Axis]: Asset-Backed Securities | CITIGROUP MORTGAGE LOAN TRUST | 0.055 | 06/25/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 240
Investment, Identifier [Axis]: Asset-Backed Securities | COLONY AMERICAN FINANCE LTD | 0.01358 | 08/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.358%
Face Amount	$ 11
Investment, Identifier [Axis]: Asset-Backed Securities | COMPASS DATACENTERS ISSUER III | 0.05286 | 07/25/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.286%
Face Amount	$ 290
Investment, Identifier [Axis]: Asset-Backed Securities | COREVEST AMERICAN FINANCE LTD | 0.04744 | 06/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.744%
Face Amount	$ 607
Investment, Identifier [Axis]: Asset-Backed Securities | COREVEST AMERICAN FINANCE LTD | 0.05684 | 05/28/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.684%
Face Amount	$ 180
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPT AUTO LOAN TRUST | 0.0568 | 03/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.68%
Face Amount	$ 910
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.0538 | 03/17/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.38%
Face Amount	$ 1,000
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.0571 | 07/16/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.71%
Face Amount	$ 875
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.067 | 10/16/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.70%
Face Amount	$ 1,200
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.0702 | 05/16/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	7.02%
Face Amount	$ 1,000
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TRUST | 0.057 | 10/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 300
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TRUST | 0.0639 | 08/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.39%
Face Amount	$ 479
Investment, Identifier [Axis]: Asset-Backed Securities | DB MASTER FINANCE LLC | 0.02045 | 11/20/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.045%
Face Amount	$ 217
Investment, Identifier [Axis]: Asset-Backed Securities | DB MASTER FINANCE LLC | 0.02493 | 11/20/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.493%
Face Amount	$ 502
Investment, Identifier [Axis]: Asset-Backed Securities | DBWF 2015-LCM MTG TR | 0.01 | 06/10/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.00%
Face Amount	$ 22
Investment, Identifier [Axis]: Asset-Backed Securities | DOMINOS PIZZA MASTER ISSUER LL | 0.02662 | 04/25/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.662%
Face Amount	$ 204
Investment, Identifier [Axis]: Asset-Backed Securities | DRIVE AUTO RECEIVABLES TRUST | 0.0467 | 05/17/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.67%
Face Amount	$ 235
Investment, Identifier [Axis]: Asset-Backed Securities | DT AUTO OWNER TRUST | 0.0607 | 03/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.07%
Face Amount	$ 196
Investment, Identifier [Axis]: Asset-Backed Securities | ELMWOOD CLO 23 LTD | 0.05244 | 04/16/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.244%
Face Amount	$ 447
Investment, Identifier [Axis]: Asset-Backed Securities | EXETER AUTOMOBILE RECEIVABLES | 0.0541 | 05/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.41%
Face Amount	$ 480
Investment, Identifier [Axis]: Asset-Backed Securities | EXETER AUTOMOBILE RECEIVABLES | 0.0575 | 07/17/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 185
Investment, Identifier [Axis]: Asset-Backed Securities | EXETER AUTOMOBILE RECEIVABLES | 0.0658 | 04/17/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.58%
Face Amount	$ 177
Investment, Identifier [Axis]: Asset-Backed Securities | FANNIEMAE-ACES | 0.012 | 10/25/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.20%
Face Amount	$ 197
Investment, Identifier [Axis]: Asset-Backed Securities | FANNIEMAE-ACES | 0.0298 | 08/25/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.98%
Face Amount	$ 605
Investment, Identifier [Axis]: Asset-Backed Securities | FANNIEMAE-ACES | VR | 06/25/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	412
Investment, Identifier [Axis]: Asset-Backed Securities | FANNIEMAE-ACES | VR | 12/25/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 102
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.0335 | 09/25/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.35%
Face Amount	$ 125
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.035 | 03/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,517
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.035 | 06/15/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.07 | 05/15/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	7.00%
Face Amount	$ 456
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.07 | 12/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	7.00%
Face Amount	$ 35
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | VR | 02/15/2043
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	98
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | VR | 09/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 15
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.025 | 08/25/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 137
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.03 | 01/25/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 163
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.035 | 05/25/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 795
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.035 | 11/25/2057
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 606
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.045 | 12/25/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 544
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.055 | 06/25/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 84
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.06 | 03/25/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 29
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | VR | 04/25/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	27
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | VR | 09/25/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 21
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.025 | 01/25/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,315
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.025 | 02/25/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 920
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.025 | 11/25/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 566
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.03 | 08/25/2056
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 247
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.0325 | 11/25/2064
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 882
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.03364 | 12/25/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.364%
Face Amount	$ 680
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.035 | 11/25/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 790
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.0371 | 09/25/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.71%
Face Amount	$ 1,000
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.04614 | 02/25/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.614%
Face Amount	$ 2,000
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.0494 | 11/25/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.94%
Face Amount	$ 730
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.01707 | 11/25/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.707%
Face Amount	$ 1,051
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.02084 | 04/25/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.084%
Face Amount	$ 1,018
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.0225 | 06/25/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.25%
Face Amount	$ 634
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.03759 | 05/25/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.759%
Face Amount	$ 2
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.045 | 07/25/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 796
Investment, Identifier [Axis]: Asset-Backed Securities | FIRSTKEY HOMES 2020-SFR1 TRUST | 0.01607 | 09/17/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.607%
Face Amount	$ 1,370
Investment, Identifier [Axis]: Asset-Backed Securities | FLATIRON CLO LTD | 0.05235 | 01/15/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.235%
Face Amount	$ 268
Investment, Identifier [Axis]: Asset-Backed Securities | FORD CREDIT AUTO OWNER TRUST | 0.0507 | 01/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.07%
Face Amount	$ 1,110
Investment, Identifier [Axis]: Asset-Backed Securities | FOUNDATION FINANCE TRUST | 0.0653 | 06/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.53%
Face Amount	$ 459
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.025 | 08/25/2059
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,234
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.03 | 03/25/2058
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 392
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.03 | 05/25/2060
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 860
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 03/25/2058
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 536
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 05/25/2057
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 835
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 07/25/2058 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 756
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 07/25/2058 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 202
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 11/25/2057
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 149
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.04 | 03/25/2059
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 778
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.04 | 11/25/2057
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 1,167
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.045 | 06/25/2057
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 812
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC SCRT | 0.03 | 10/25/2062
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,097
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC SCRT | 0.035 | 05/25/2064
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,334
Investment, Identifier [Axis]: Asset-Backed Securities | FREMF MORTGAGE TRUST | VR | 04/25/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	1,600
Investment, Identifier [Axis]: Asset-Backed Securities | FREMF MORTGAGE TRUST | VR | 11/25/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	180
Investment, Identifier [Axis]: Asset-Backed Securities | FREMF MORTGAGE TRUST | VR | 12/25/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 1,000
Investment, Identifier [Axis]: Asset-Backed Securities | FRTKL | 0.02172 | 09/17/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.172%
Face Amount	$ 1,005
Investment, Identifier [Axis]: Asset-Backed Securities | GLS AUTO RECEIVABLES TRUST | 0.0474 | 08/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.74%
Face Amount	$ 605
Investment, Identifier [Axis]: Asset-Backed Securities | GOLUB CAPITAL PARTNERS CLO LTD | 0.04864 | 07/20/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.864%
Face Amount	$ 340
Investment, Identifier [Axis]: Asset-Backed Securities | GOLUB CAPITAL PARTNERS CLO, LT | 0.05214 | 07/20/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.214%
Face Amount	$ 285
Investment, Identifier [Axis]: Asset-Backed Securities | GOODGREEN TRUST | 0.0326 | 10/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.26%
Face Amount	$ 204
Investment, Identifier [Axis]: Asset-Backed Securities | GOODGREEN TRUST | 0.0374 | 10/15/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.74%
Face Amount	$ 500
Investment, Identifier [Axis]: Asset-Backed Securities | GOODGREEN TRUST | VR | 10/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 204
Investment, Identifier [Axis]: Asset-Backed Securities | GOVERNMENT NATIONAL MORTGAGE ASSN | 0.01 | 08/20/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.00%
Face Amount	$ 488
Investment, Identifier [Axis]: Asset-Backed Securities | GOVERNMENT NATIONAL MORTGAGE ASSN | 0.02 | 06/20/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.00%
Face Amount	$ 709
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.035 | 03/20/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 184
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.035 | 08/20/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 549
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.045 | 10/16/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 364
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.04694 | 05/20/2066
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.694%
Face Amount	$ 2
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.04714 | 11/20/2065
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.714%
Face Amount	$ 265
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.05 | 08/20/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 98
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.05 | 10/20/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 279
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 01/20/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	206
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 02/20/2061
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	109
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 03/20/2067
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	135
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 05/20/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	322
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 06/20/2065 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	137
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 06/20/2065 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	104
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 06/20/2067
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	116
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 07/20/2065
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	107
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 08/20/2066
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	92
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 09/20/2065
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	185
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 10/20/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	221
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 10/20/2043
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	302
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 10/20/2065
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	156
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 12/20/2065
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	72
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | VR | 12/20/2066
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 42
Investment, Identifier [Axis]: Asset-Backed Securities | GS MORTGAGE-BACKED SECURITIES | 0.05847 | 11/25/2067
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.847%
Face Amount	$ 1,061
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0308 | 09/20/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.08%
Face Amount	$ 120
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0395 | 09/20/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.95%
Face Amount	$ 171
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0407 | 09/20/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.07%
Face Amount	$ 31
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0446 | 09/20/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.46%
Face Amount	$ 161
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0467 | 09/20/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.67%
Face Amount	$ 288
Investment, Identifier [Axis]: Asset-Backed Securities | HILTON GRAND VACATIONS TRUST | 0.0456 | 10/25/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.56%
Face Amount	$ 760
Investment, Identifier [Axis]: Asset-Backed Securities | HILTON GRAND VACATIONS TRUST | 0.0565 | 03/25/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.65%
Face Amount	$ 552
Investment, Identifier [Axis]: Asset-Backed Securities | HILTON GRAND VACATIONS TRUST | 0.0662 | 09/15/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.62%
Face Amount	$ 146
Investment, Identifier [Axis]: Asset-Backed Securities | HOME PARTNERS OF AMERICA TRUST | 0.02082 | 01/17/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.082%
Face Amount	$ 1,599
Investment, Identifier [Axis]: Asset-Backed Securities | INNOVATION HOMES TRUST | 0.04 | 09/17/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 320
Investment, Identifier [Axis]: Asset-Backed Securities | JP MORGAN MORTGAGE TRUST | 0.055 | 07/25/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 175
Investment, Identifier [Axis]: Asset-Backed Securities | JP MORGAN MORTGAGE TRUST | VR | 10/25/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 361
Investment, Identifier [Axis]: Asset-Backed Securities | LENDMARK FUNDING TRUST | 0.0494 | 09/20/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.94%
Face Amount	$ 460
Investment, Identifier [Axis]: Asset-Backed Securities | MARINER FINANCE ISSUANCE TRUST | 0.0186 | 03/20/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.86%
Face Amount	$ 1,655
Investment, Identifier [Axis]: Asset-Backed Securities | MARINER FINANCE ISSUANCE TRUST | 0.0513 | 09/22/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.13%
Face Amount	$ 1,164
Investment, Identifier [Axis]: Asset-Backed Securities | MORGAN STANLEY CAPITAL I TRUST | 0.02782 | 08/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.782%
Face Amount	$ 373
Investment, Identifier [Axis]: Asset-Backed Securities | MRCD MORTGAGE TRUST | 0.02718 | 12/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.718%
Face Amount	$ 1,846
Investment, Identifier [Axis]: Asset-Backed Securities | MVW OWNER TRUST | 0.0472 | 10/20/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.72%
Face Amount	$ 741
Investment, Identifier [Axis]: Asset-Backed Securities | NEXTGEAR FLOORPLAN MASTER OWNE | 0.0423 | 10/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.23%
Face Amount	$ 510
Investment, Identifier [Axis]: Asset-Backed Securities | NMABS ISSUER | 0.0514 | 11/20/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.14%
Face Amount	$ 1,150
Investment, Identifier [Axis]: Asset-Backed Securities | OCP CLO LTD | 0.05168 | 01/26/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.168%
Face Amount	$ 460
Investment, Identifier [Axis]: Asset-Backed Securities | ONEMAIN DIRECT AUTO RECEIVABLES | 0.0395 | 11/14/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.95%
Face Amount	$ 1,423
Investment, Identifier [Axis]: Asset-Backed Securities | OPORTUN FUNDING LLC | 0.053 | 02/08/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.30%
Face Amount	$ 600
Investment, Identifier [Axis]: Asset-Backed Securities | PAGAYA AI TECHNOLOGY IN HOUSIN | 0.036 | 09/25/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.60%
Face Amount	$ 1,000
Investment, Identifier [Axis]: Asset-Backed Securities | PALMER SQUARE CLO LTD | 0.05227 | 10/20/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.227%
Face Amount	$ 250
Investment, Identifier [Axis]: Asset-Backed Securities | PALMER SQUARE CLO LTD | 0.05254 | 07/20/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.254%
Face Amount	$ 258
Investment, Identifier [Axis]: Asset-Backed Securities | PLANET FITNESS MASTER ISSUER | 0.05765 | 06/05/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.765%
Face Amount	$ 172
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.01524 | 07/17/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.524%
Face Amount	$ 1,817
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.01692 | 08/17/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.692%
Face Amount	$ 419
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.02082 | 09/17/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.082%
Face Amount	$ 640
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03 | 08/09/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,554
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.031 | 07/09/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.10%
Face Amount	$ 1,695
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03107 | 02/17/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.107%
Face Amount	$ 1,100
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.032 | 04/17/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.20%
Face Amount	$ 571
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03375 | 08/09/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.375%
Face Amount	$ 1,550
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.035 | 06/17/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,610
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03555 | 04/17/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.555%
Face Amount	$ 997
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.0365 | 02/17/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.65%
Face Amount	$ 215
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.04896 | 06/17/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.896%
Face Amount	$ 1,000
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL | 0.0335 | 02/17/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.35%
Face Amount	$ 1,006
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL | 0.0339 | 07/17/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.39%
Face Amount	$ 1,149
Investment, Identifier [Axis]: Asset-Backed Securities | RENEW 2017-1 | 0.01671 | 09/28/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.671%
Face Amount	$ 86
Investment, Identifier [Axis]: Asset-Backed Securities | RENEW FINANCIAL | 0.0322 | 09/22/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.22%
Face Amount	$ 77
Investment, Identifier [Axis]: Asset-Backed Securities | SABEY DATA CENTER ISSUER LLC | 0.01881 | 06/20/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.881%
Face Amount	$ 453
Investment, Identifier [Axis]: Asset-Backed Securities | SANTANDER DRIVE AUTO RECEIVABL | 0.0564 | 08/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.64%
Face Amount	$ 965
Investment, Identifier [Axis]: Asset-Backed Securities | SANTANDER DRIVE AUTO | 0.0543 | 03/17/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.43%
Face Amount	$ 1,040
Investment, Identifier [Axis]: Asset-Backed Securities | SANTANDER DRIVE AUTO | 0.0616 | 12/17/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.16%
Face Amount	$ 1,010
Investment, Identifier [Axis]: Asset-Backed Securities | SBA TOWER TRUST | 0.06599 | 01/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.599%
Face Amount	$ 275
Investment, Identifier [Axis]: Asset-Backed Securities | SCF EQUIPMENT TRUST LLC | 0.0482 | 06/20/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.82%
Face Amount	$ 500
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.05 | 01/25/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 152
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.05 | 10/25/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 252
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.055 | 06/25/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 207
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.06 | 07/27/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 127
Investment, Identifier [Axis]: Asset-Backed Securities | SFS AUTO RECEIVABLES | 0.0495 | 05/21/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.95%
Face Amount	$ 300
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0134 | 11/20/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.34%
Face Amount	$ 41
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0473 | 06/20/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.73%
Face Amount	$ 143
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0514 | 06/20/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.14%
Face Amount	$ 523
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0532 | 04/20/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.32%
Face Amount	$ 190
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0175 | 11/01/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.75%
Face Amount	$ 581
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0184 | 01/01/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.84%
Face Amount	$ 323
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0401 | 06/01/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.01%
Face Amount	$ 118
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0448 | 04/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.48%
Face Amount	$ 289
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0462 | 05/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.62%
Face Amount	$ 309
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0473 | 11/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.73%
Face Amount	$ 508
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.04963 | 03/10/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.963%
Face Amount	$ 310
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.05035 | 03/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.035%
Face Amount	$ 399
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0505 | 01/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.05%
Face Amount	$ 367
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.05168 | 03/01/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.168%
Face Amount	$ 308
Investment, Identifier [Axis]: Asset-Backed Securities | SOCIAL PROFESSIONAL LOAN PROGR | 0.0254 | 05/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.54%
Face Amount	$ 115
Investment, Identifier [Axis]: Asset-Backed Securities | STREAM INNOVATIONS ISSUER TRUS | 0.0548 | 09/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.48%
Face Amount	$ 743
Investment, Identifier [Axis]: Asset-Backed Securities | SUBWAY FUNDING LLC | 0.05566 | 07/30/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.566%
Face Amount	$ 291
Investment, Identifier [Axis]: Asset-Backed Securities | SUBWAY FUNDING LLC | 0.06028 | 07/30/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.028%
Face Amount	$ 173
Investment, Identifier [Axis]: Asset-Backed Securities | TACO BELL FUNDING, LLC | 0.02294 | 08/25/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.294%
Face Amount	$ 379
Investment, Identifier [Axis]: Asset-Backed Securities | TACO BELL FUNDING, LLC | 0.04821 | 08/25/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.821%
Face Amount	$ 349
Investment, Identifier [Axis]: Asset-Backed Securities | TOORAK MORTGAGE CORP | 0.05524 | 02/25/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.524%
Face Amount	$ 1,190
Investment, Identifier [Axis]: Asset-Backed Securities | TOYOTA AUTO LOAN EXTENDED | 0.0493 | 06/25/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.93%
Face Amount	$ 882
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON AMERICAN HOMES | 0.01499 | 07/17/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.499%
Face Amount	$ 238
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.01943 | 07/17/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.943%
Face Amount	$ 372
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.0475 | 04/17/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.75%
Face Amount	$ 145
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.0475 | 06/17/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.75%
Face Amount	$ 168
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.04849 | 07/17/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.849%
Face Amount	$ 361
Investment, Identifier [Axis]: Asset-Backed Securities | UNITED AIRLNS PASS THRU | 0.0545 | 02/15/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.45%
Face Amount	$ 466
Investment, Identifier [Axis]: Asset-Backed Securities | VENDEE MORTGAGE TRUST | 0.00417 | 05/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	0.417%
Face Amount	$ 126
Investment, Identifier [Axis]: Asset-Backed Securities | VERDANT RECEIVABLES LLC | 0.0568 | 12/12/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.68%
Face Amount	$ 580
Investment, Identifier [Axis]: Asset-Backed Securities | VERICREST OPPORTUNITY LOAN TRA | VR | 03/27/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 46
Investment, Identifier [Axis]: Asset-Backed Securities | VERIZON MASTER TRUST | 0.0396 | 08/20/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.96%
Face Amount	$ 500
Investment, Identifier [Axis]: Asset-Backed Securities | VEROS AUTO RECEIVABLES TRUST | 0.0628 | 11/15/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.28%
Face Amount	$ 72
Investment, Identifier [Axis]: Asset-Backed Securities | WELLS FARGO COML MTG | 0.05203 | 12/15/2058
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.203%
Face Amount	$ 504
Investment, Identifier [Axis]: Asset-Backed Securities | WELLS FARGO COMMERCIAL MORTGAG | 0.02194 | 06/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.194%
Face Amount	$ 397
Investment, Identifier [Axis]: Asset-Backed Securities | WELLS FARGO COMMERCIAL MORTGAG | 0.03065 | 11/15/2059
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.065%
Face Amount	$ 308
Investment, Identifier [Axis]: Asset-Backed Securities | WENDYS FUNDING LLC | 0.05422 | 12/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.422%
Face Amount	$ 350
Investment, Identifier [Axis]: Asset-Backed Securities | WESTLAKE AUTOMOBILE RECEIVABLE | 0.0602 | 09/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.02%
Face Amount	$ 1,230
Investment, Identifier [Axis]: Asset-Backed Securities | WHEELS FLEET LEASE FUNDING LLC | 0.0441 | 05/18/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.41%
Face Amount	$ 510
Investment, Identifier [Axis]: Asset-Backed Securities | WORLD FINANCIAL NETWORK CREDIT | 0.0547 | 02/17/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.47%
Face Amount	$ 1,190
Investment, Identifier [Axis]: Asset-Backed Securities | WORLD OMNI AUTO RECEIVABLES | 0.0585 | 08/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.85%
Face Amount	$ 595
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.0405 | 11/21/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.05%
Face Amount	$ 485
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.044 | 11/06/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.40%
Face Amount	$ 395
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.045 | 5/14/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 160
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.0505 | 3/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.05%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.054 | 3/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.40%
Face Amount	$ 67
Investment, Identifier [Axis]: Corporate Debt Instruments | ABN AMRO BANK | 0.05515 | 12/03/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.515%
Face Amount	$ 300
Investment, Identifier [Axis]: Corporate Debt Instruments | ACCENTURE CAPITAL INC | 0.0425 | 10/04/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.25%
Face Amount	$ 195
Investment, Identifier [Axis]: Corporate Debt Instruments | ACCENTURE CAPITAL INC | 0.045 | 10/04/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 135
Investment, Identifier [Axis]: Corporate Debt Instruments | AEP TRANSMISSION CO LLC | 0.0315 | 9/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.15%
Face Amount	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP GLOBAL AVIATION TR | 0.04375 | 11/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.375%
Face Amount	$ 400
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAP | 0.05 | 11/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 155
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAP/GLOBA | 0.0245 | 10/29/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.45%
Face Amount	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAP/GLOBA | 0.033 | 1/30/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.30%
Face Amount	$ 210
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAPITAL LTD | 0.061 | 1/15/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.10%
Face Amount	$ 290
Investment, Identifier [Axis]: Corporate Debt Instruments | AES CORP | 0.058 | 3/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.80%
Face Amount	$ 275
Investment, Identifier [Axis]: Corporate Debt Instruments | AFLAC INC | 0.036 | 4/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.60%
Face Amount	$ 1,565
Investment, Identifier [Axis]: Corporate Debt Instruments | AGREE LTD PARTNERSHIP | 0.048 | 10/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.80%
Face Amount	$ 147
Investment, Identifier [Axis]: Corporate Debt Instruments | AIB GROUP PLC | 0.0532 | 5/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.32%
Face Amount	$ 565
Investment, Identifier [Axis]: Corporate Debt Instruments | AIB GROUP PLC | 0.06608 | 9/13/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.608%
Face Amount	$ 400
Investment, Identifier [Axis]: Corporate Debt Instruments | AIG GLOBAL FDG | 0.052 | 1/12/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.20%
Face Amount	$ 450
Investment, Identifier [Axis]: Corporate Debt Instruments | AIG GLOBAL FUNDING | 0.049 | 8/21/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.90%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | AIRCASTLE LTD | 0.0525 | 3/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 195
Investment, Identifier [Axis]: Corporate Debt Instruments | ALABAMA POWER CO | 0.057 | 2/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | ALTRIA GROUP INC | 0.0245 | 2/04/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.45%
Face Amount	$ 260
Investment, Identifier [Axis]: Corporate Debt Instruments | AMAZON.COM INC | 0.0325 | 5/12/2061
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 65
Investment, Identifier [Axis]: Corporate Debt Instruments | AMAZON.COM INC | 0.0395 | 4/13/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.95%
Face Amount	$ 285
Investment, Identifier [Axis]: Corporate Debt Instruments | AMAZON.COM INC | 0.041 | 4/13/2062
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.10%
Face Amount	$ 84
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLINE 16-2 AA PTT | 0.032 | 6/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.20%
Face Amount	$ 117
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLINE 16-3 AA PTT | 0.03 | 4/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 73
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLN 14-1 A PTT | 0.037 | 10/01/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.70%
Face Amount	$ 66
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLN 15-1 A PTT | 0.03375 | 5/01/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.375%
Face Amount	$ 474
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN HONDA FINANCE | 0.0515 | 07/09/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.15%
Face Amount	$ 273
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.021 | 06/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.10%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.031 | 06/15/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.10%
Face Amount	$ 139
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.037 | 10/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.70%
Face Amount	$ 220
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.059 | 11/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.90%
Face Amount	$ 170
Investment, Identifier [Axis]: Corporate Debt Instruments | AMGEN INC | 0.0315 | 02/21/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.15%
Face Amount	$ 339
Investment, Identifier [Axis]: Corporate Debt Instruments | AMGEN INC | 0.0565 | 03/02/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.65%
Face Amount	$ 611
Investment, Identifier [Axis]: Corporate Debt Instruments | AMPHENOL CORP | 0.053 | 11/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.30%
Face Amount	$ 290
Investment, Identifier [Axis]: Corporate Debt Instruments | AMRIZE FINANCE US LLC | 0.0495 | 04/07/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.95%
Face Amount	$ 283
Investment, Identifier [Axis]: Corporate Debt Instruments | ANALOG DEVICES INC | 0.028 | 10/01/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.80%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | ANGLO AMERICAN CAPITAL | 0.0575 | 04/05/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 410
Investment, Identifier [Axis]: Corporate Debt Instruments | AON NORTH AMERICA INC | 0.0545 | 03/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.45%
Face Amount	$ 300
Investment, Identifier [Axis]: Corporate Debt Instruments | AON NORTH AMERICA INC | 0.0575 | 03/01/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | ARES STRATEGIC INCOME FUND | 0.0485 | 01/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.85%
Face Amount	$ 193
Investment, Identifier [Axis]: Corporate Debt Instruments | ARTHUR J GALLAGHER | 0.0555 | 2/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.55%
Face Amount	$ 28
Proceeds of dispositions	$ 26
Investment, Identifier [Axis]: Corporate Debt Instruments | ASTRAZENECA PLC | 0.04 | 09/18/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 60
Investment, Identifier [Axis]: Corporate Debt Instruments | ASTRAZENECA PLC | 0.0645 | 09/15/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.45%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.0225 | 02/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.25%
Face Amount	$ 350
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.023 | 06/01/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.30%
Face Amount	$ 725
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.035 | 06/01/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 154
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.0355 | 09/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.55%
Face Amount	$ 638
Investment, Identifier [Axis]: Corporate Debt Instruments | ATLAS WAREHOUSE LEND | 0.04625 | 11/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.625%
Face Amount	$ 326
Investment, Identifier [Axis]: Corporate Debt Instruments | ATMOS ENERGY CORP | 0.055 | 06/15/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | AUTOZONE INC | 0.0165 | 01/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.65%
Face Amount	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | AVIATION CAPITAL GROUP | 0.048 | 10/24/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.80%
Face Amount	$ 489
Investment, Identifier [Axis]: Corporate Debt Instruments | AVIATION CAPITAL GROUP | 0.05125 | 04/10/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.125%
Face Amount	$ 195
Investment, Identifier [Axis]: Corporate Debt Instruments | AVOLON HLDGS FDG LTD | 0.0495 | 01/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.95%
Face Amount	$ 223
Investment, Identifier [Axis]: Corporate Debt Instruments | AVOLON HOLDINGS FNDG LTD | 0.047 | 01/30/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.70%
Face Amount	$ 175
Investment, Identifier [Axis]: Corporate Debt Instruments | AVOLON HOLDINGS FUNDING LTD | 0.0515 | 01/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.15%
Face Amount	$ 585
Investment, Identifier [Axis]: Corporate Debt Instruments | BALTIMORE GAS & ELECTRIC | 0.029 | 06/15/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.90%
Face Amount	$ 110
Investment, Identifier [Axis]: Corporate Debt Instruments | BALTIMORE GAS & ELECTRIC | 0.035 | 08/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | BALTIMORE GAS & ELECTRIC | 0.054 | 06/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.40%
Face Amount	$ 265
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER S.A. | 0.04551 | 11/06/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.551%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER S.A. | 0.06607 | 11/07/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.607%
Face Amount	$ 600
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER SA | 0.05588 | 08/08/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.588%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER SA | VR | 09/14/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER | 0.05127 | 11/06/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.127%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK AMERICA CORP | 0.05872 | 09/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.872%
Face Amount	$ 280
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK NEW YORK MELLON CORP | 0.06474 | 10/25/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.474%
Face Amount	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK NEW ZEALAND | 0.05076 | 01/30/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.076%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | 0.05015 | 07/22/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.015%
Face Amount	$ 300
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | 0.05511 | 01/24/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.511%
Face Amount	$ 460
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | VR | 04/22/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	151
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | VR | 06/19/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	675
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | VR | 07/22/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	450
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | VR | 10/20/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 1,125
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF NOVA SCOTIA | 0.0485 | 02/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.85%
Face Amount	$ 78
Investment, Identifier [Axis]: Corporate Debt Instruments | BANQUE FED DU CRED MUTUEL | 0.05538 | 01/22/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.538%
Face Amount	$ 365
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS BANK V-D | VR | 2/25/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	200
Proceeds of dispositions	$ 206
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.04942 | 09/10/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.942%
Face Amount	$ 236
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.0569 | 03/12/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.69%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.05785 | 02/25/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.785%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.06224 | 05/09/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.224%
Face Amount	$ 270
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | VR | 11/24/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BAT CAPITAL CORP | 0.0454 | 08/15/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.54%
Face Amount	$ 172
Investment, Identifier [Axis]: Corporate Debt Instruments | BAXALTA INC | 0.0525 | 06/23/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 7
Investment, Identifier [Axis]: Corporate Debt Instruments | BERKSHIRE HATHAWAY ENERG | 0.0445 | 01/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.45%
Face Amount	$ 235
Investment, Identifier [Axis]: Corporate Debt Instruments | BERKSHIRE HATHAWAY FIN | 0.0385 | 03/15/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.85%
Face Amount	$ 165
Investment, Identifier [Axis]: Corporate Debt Instruments | BHP BILLITON FIN | 0.05125 | 2/21/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.125%
Face Amount	$ 185
Proceeds of dispositions	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | BIOGEN INC | 0.0575 | 05/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 185
Investment, Identifier [Axis]: Corporate Debt Instruments | BNP PARIBAS | 0.05176 | 01/09/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.176%
Face Amount	$ 975
Investment, Identifier [Axis]: Corporate Debt Instruments | BNP PARIBAS | 0.05497 | 05/20/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.497%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | BNP PARIBAS | 0.05786 | 01/13/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.786%
Face Amount	$ 260
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO | 0.0325 | 03/01/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 251
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO | 0.0515 | 05/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.15%
Face Amount	$ 210
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO | 0.05705 | 05/01/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.705%
Face Amount	$ 175
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO/THE | 0.06388 | 05/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.388%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO/THE | 0.06528 | 05/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.528%
Face Amount	$ 440
Investment, Identifier [Axis]: Corporate Debt Instruments | BOSTON GAS COMPANY | 0.05843 | 01/10/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.843%
Face Amount	$ 436
Investment, Identifier [Axis]: Corporate Debt Instruments | BP CAP MARKETS AMERICA | 0.02939 | 06/04/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.939%
Face Amount	$ 345
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE FR | 0.05936 | 05/30/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.936%
Face Amount	$ 750
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE SA | 0.05389 | 05/28/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.389%
Face Amount	$ 375
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE SA | 0.06027 | 05/28/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.027%
Face Amount	$ 470
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE SA | 0.06293 | 01/14/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.293%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.037 | 03/15/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.70%
Face Amount	$ 159
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.04125 | 06/15/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.125%
Face Amount	$ 122
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.0425 | 10/26/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.25%
Face Amount	$ 203
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.0555 | 02/22/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.55%
Face Amount	$ 24
Investment, Identifier [Axis]: Corporate Debt Instruments | BRIXMOR OPERATING PART | 0.0225 | 04/01/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.25%
Face Amount	$ 220
Investment, Identifier [Axis]: Corporate Debt Instruments | BRIXMOR OPERATING PART | 0.025 | 08/16/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 115
Investment, Identifier [Axis]: Corporate Debt Instruments | BROADCOM INC | 0.048 | 02/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.80%
Face Amount	$ 91
Investment, Identifier [Axis]: Corporate Debt Instruments | BROADCOM INC | 0.0505 | 07/12/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.05%
Face Amount	$ 500
Investment, Identifier [Axis]: Corporate Debt Instruments | BROOKFIELD FINANCE INC | 0.039 | 01/25/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.90%
Face Amount	$ 297
Investment, Identifier [Axis]: Corporate Debt Instruments | BROOKFIELD FINANCE INC | 0.047 | 09/20/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.70%
Face Amount	$ 13
Investment, Identifier [Axis]: Corporate Debt Instruments | BROOKFIELD FINANCE INC | 0.0485 | 03/29/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.85%
Face Amount	$ 96
Investment, Identifier [Axis]: Corporate Debt Instruments | BROWN & BROWN INC | 0.02375 | 03/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.375%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | BUNGE LTD FIN CORP | 0.032 | 04/21/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.20%
Face Amount	$ 300
Investment, Identifier [Axis]: Corporate Debt Instruments | BUNGE LTD FINANCE CORP | 0.0275 | 05/14/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.75%
Face Amount	$ 260
Investment, Identifier [Axis]: Corporate Debt Instruments | BUNGE LTD FINANCE CORP | 0.0465 | 09/17/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.65%
Face Amount	$ 242
Investment, Identifier [Axis]: Corporate Debt Instruments | BURLINGTN NORTH SANTA FE | 0.04375 | 09/01/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.375%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | CADENCE DESIGN SYSTEM INC | 0.047 | 09/10/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.70%
Face Amount	$ 314
Investment, Identifier [Axis]: Corporate Debt Instruments | CAIXABANK SA | 0.0684 | 09/13/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.84%
Face Amount	$ 420
Investment, Identifier [Axis]: Corporate Debt Instruments | CAIXABANK | 0.05581 | 07/03/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.581%
Face Amount	$ 555
Investment, Identifier [Axis]: Corporate Debt Instruments | CANADIAN PAC RY CO | 0.047 | 05/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.70%
Face Amount	$ 217
Investment, Identifier [Axis]: Corporate Debt Instruments | CANADIAN PACIFIC RR CO | 0.0575 | 03/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.04927 | 05/10/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.927%
Face Amount	$ 29
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.05197 | 09/11/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.197%
Face Amount	$ 210
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.06312 | 06/08/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.312%
Face Amount	$ 145
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.07624 | 10/30/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	7.624%
Face Amount	$ 427
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | VR | 11/02/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 34
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINL CORP | 0.057 | 02/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | CARDINAL HEALTH INC | 0.0545 | 02/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.45%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | CB RICHARD ELLIS SVCS INC | 0.048 | 06/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.80%
Face Amount	$ 52
Investment, Identifier [Axis]: Corporate Debt Instruments | CENCORA INC | 0.05125 | 02/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.125%
Face Amount	$ 280
Investment, Identifier [Axis]: Corporate Debt Instruments | CENTERPOINT ENER HOUSTON | 0.03 | 02/01/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 91
Investment, Identifier [Axis]: Corporate Debt Instruments | CF INDS INC | 0.053 | 11/26/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.30%
Face Amount	$ 125
Investment, Identifier [Axis]: Corporate Debt Instruments | CF INDUSTRIES INC | 0.0515 | 3/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.15%
Face Amount	$ 125
Proceeds of dispositions	$ 126
Investment, Identifier [Axis]: Corporate Debt Instruments | CGI INC | 0.023 | 09/14/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.30%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.035 | 03/01/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 375
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.037 | 04/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.70%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.05375 | 04/01/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.375%
Face Amount	$ 48
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.06384 | 10/23/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.384%
Face Amount	$ 390
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.06834 | 10/23/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.834%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | CHENIERE ENERGY INC | 0.0565 | 04/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.65%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | CHENIERE ENERGY PARTNERS | 0.0555 | 10/30/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.55%
Face Amount	$ 115
Investment, Identifier [Axis]: Corporate Debt Instruments | CIGNA CORP | 0.034 | 03/01/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.40%
Face Amount	$ 270
Investment, Identifier [Axis]: Corporate Debt Instruments | CIGNA GROUP/THE | 0.05125 | 05/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.125%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | CINCINNATI FINL CORP | 0.0692 | 05/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.92%
Face Amount	$ 50
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.04412 | 03/31/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.412%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.0445 | 09/29/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.45%
Face Amount	$ 21
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.04503 | 09/11/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.503%
Face Amount	$ 455
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.04542 | 09/19/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.542%
Face Amount	$ 328
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.05174 | 09/11/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.174%
Face Amount	$ 275
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.05449 | 06/11/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.449%
Face Amount	$ 350
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | VR | 01/25/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	183
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | VR | 07/24/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 290
Investment, Identifier [Axis]: Corporate Debt Instruments | CLEVELAND ELECTRIC ILLUM | 0.0595 | 12/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.95%
Face Amount	$ 40
Investment, Identifier [Axis]: Corporate Debt Instruments | CMS ENERGY CORP | 0.0295 | 02/15/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.95%
Face Amount	$ 39
Investment, Identifier [Axis]: Corporate Debt Instruments | CNO GLOBAL FUNDING | 0.05875 | 06/04/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.875%
Face Amount	$ 500
Investment, Identifier [Axis]: Corporate Debt Instruments | COCA-COLA FEMSA SAB CV | 0.0185 | 09/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.85%
Face Amount	$ 205
Investment, Identifier [Axis]: Corporate Debt Instruments | CODELCO INC | 0.0644 | 01/26/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.44%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINE HOLDCO | 0.05097 | 10/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.097%
Face Amount	$ 83
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.05439 | 02/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.439%
Face Amount	$ 385
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.05927 | 08/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.927%
Face Amount	$ 350
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.05962 | 02/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.962%
Face Amount	$ 275
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.06036 | 11/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.036%
Face Amount	$ 423
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.02887 | 11/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.887%
Face Amount	$ 669
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.02937 | 11/01/2056
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.937%
Face Amount	$ 143
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.032 | 07/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.20%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.034 | 04/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.40%
Face Amount	$ 1,375
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.039 | 03/01/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.90%
Face Amount	$ 55
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.0425 | 01/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.25%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.05168 | 01/15/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.168%
Face Amount	$ 216
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMONSPIRIT HEALTH | 0.02782 | 10/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.782%
Face Amount	$ 545
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMONWEALTH EDISON CO | 0.0365 | 06/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.65%
Face Amount	$ 45
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMONWEALTH EDISON CO | 0.0375 | 08/15/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.75%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | CONNECTICUT LT & PWR CO | 0.0495 | 08/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.95%
Face Amount	$ 428
Investment, Identifier [Axis]: Corporate Debt Instruments | CONOCOPHILLIPS COMPANY | 0.055 | 01/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 320
Investment, Identifier [Axis]: Corporate Debt Instruments | CONOCOPHILLIPS COMPANY | 0.0555 | 03/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.55%
Face Amount	$ 62
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION ENERGY GEN LLC | 0.058 | 03/01/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.80%
Face Amount	$ 45
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION ENERGY | 0.065 | 10/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.50%
Face Amount	$ 220
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION SOFTWARE INC | 0.05461 | 02/16/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.461%
Face Amount	$ 106
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION SOFTWARE | 0.05158 | 02/16/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.158%
Face Amount	$ 144
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSUMERS ENERGY CO | 0.04625 | 05/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.625%
Face Amount	$ 265
Investment, Identifier [Axis]: Corporate Debt Instruments | COOPERATIEVE RABOBANK UA | 0.05564 | 02/28/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.564%
Face Amount	$ 400
Investment, Identifier [Axis]: Corporate Debt Instruments | COOPERATIEVE RABOBANK | 0.0499 | 05/27/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.99%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | COREBRIDGE FINANCIAL INC | 0.0365 | 04/05/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.65%
Face Amount	$ 145
Investment, Identifier [Axis]: Corporate Debt Instruments | COREBRIDGE FINANCIAL INC | 0.0385 | 04/05/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.85%
Face Amount	$ 105
Investment, Identifier [Axis]: Corporate Debt Instruments | CORPORATE OFFICE PROP LP | 0.02 | 01/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.00%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | CORPORATE OFFICE PROP LP | 0.0275 | 04/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.75%
Face Amount	$ 362
Investment, Identifier [Axis]: Corporate Debt Instruments | COTERRA ENERGY INC | 0.054 | 02/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.40%
Face Amount	$ 210
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT AGR MTN V-D | VR | 5/27/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	520
Proceeds of dispositions	$ 533
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT AGRICOLE SA | 0.04818 | 09/25/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.818%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT AGRICOLE SA | 0.05862 | 01/09/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.862%
Face Amount	$ 535
Investment, Identifier [Axis]: Corporate Debt Instruments | CSL FINANCE PLC | 0.0385 | 04/27/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.85%
Face Amount	$ 215
Investment, Identifier [Axis]: Corporate Debt Instruments | CSX CORP | 0.06 | 10/01/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 175
Investment, Identifier [Axis]: Corporate Debt Instruments | DANSKE BANK | 0.04613 | 10/02/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.613%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | DANSKE BANK | 0.05019 | 03/04/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.019%
Face Amount	$ 245
Investment, Identifier [Axis]: Corporate Debt Instruments | DANSKE BANK | 0.05705 | 03/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.705%
Face Amount	$ 400
Investment, Identifier [Axis]: Corporate Debt Instruments | DELL INT LLC / EMC CORP | 0.053 | 04/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.30%
Face Amount	$ 555
Investment, Identifier [Axis]: Corporate Debt Instruments | DELL INT LLC/EMC CORP | 0.0525 | 02/01/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 146
Investment, Identifier [Axis]: Corporate Debt Instruments | DELL INTL L L C / EMC CORP | 0.0602 | 06/15/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.02%
Face Amount	$ 17
Investment, Identifier [Axis]: Corporate Debt Instruments | DELTA AIR LINES 2015-1AA | 0.03625 | 07/30/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.625%
Face Amount	$ 789
Investment, Identifier [Axis]: Corporate Debt Instruments | DELTA AIR LINES 2020-AA | 0.02 | 06/10/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.00%
Face Amount	$ 41
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK AG | 0.04469 | 12/10/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.469%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK AG | 0.0495 | 08/31/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.95%
Face Amount	$ 425
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK AG | 0.05414 | 05/10/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.414%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK NY | 0.05297 | 05/09/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.297%
Face Amount	$ 360
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.05373 | 01/10/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.373%
Face Amount	$ 210
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.0672 | 01/18/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.72%
Face Amount	$ 239
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.06819 | 11/20/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.819%
Face Amount	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.07146 | 07/13/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	7.146%
Face Amount	$ 245
Investment, Identifier [Axis]: Corporate Debt Instruments | DEVON ENERGY CORP | 0.0575 | 09/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 80
Investment, Identifier [Axis]: Corporate Debt Instruments | DH EUROPE FINANCE II | 0.0325 | 11/15/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 80
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINION ENERGY GAS | 0.062 | 1/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.20%
Face Amount	$ 120
Proceeds of dispositions	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINION ENERGY INC | 0.03375 | 04/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.375%
Face Amount	$ 210
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINION RESOURCES INC | 0.0285 | 08/15/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.85%
Face Amount	$ 76
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINOS PIZZA MASTER | 0.04116 | 7/25/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.116%
Face Amount	$ 464
Proceeds of dispositions	$ 464
Investment, Identifier [Axis]: Corporate Debt Instruments | DOWDUPONT INC | 0.05319 | 11/15/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.319%
Face Amount	$ 602
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ELECT SECUR FND II | 0.0609 | 09/01/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.09%
Face Amount	$ 300
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ELECTRIC CO | 0.0365 | 03/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.65%
Face Amount	$ 160
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ELECTRIC CO | 0.054 | 04/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.40%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ENERGY CO | 0.0585 | 06/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.85%
Face Amount	$ 412
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY CORP | 0.0265 | 09/01/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.65%
Face Amount	$ 43
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY CORP | 0.057 | 09/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY CORP | 0.061 | 09/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.10%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY FLA LLC | 0.062 | 11/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.20%
Face Amount	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY FLORIDA LLC | 0.025 | 12/01/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 300
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY FLORIDA LLC | 0.038 | 07/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.80%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY OHIO INC | 0.043 | 02/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.30%
Face Amount	$ 60
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY PROGRESS INC | 0.042 | 08/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.20%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY PROGRESS LLC | 0.029 | 08/15/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.90%
Face Amount	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | EASTERN GAS TRAN | 0.039 | 11/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.90%
Face Amount	$ 206
Investment, Identifier [Axis]: Corporate Debt Instruments | EIDP INC | 0.05125 | 05/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.125%
Face Amount	$ 350
Investment, Identifier [Axis]: Corporate Debt Instruments | EL PASO ENERGY CORP MED TERM NOTE | 0.078 | 08/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	7.80%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | ELECTRICITE DE FRANCE | 0.0595 | 04/22/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.95%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | ELEMENT FLEET MANAGEMENT | 0.05643 | 03/13/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.643%
Face Amount	$ 149
Investment, Identifier [Axis]: Corporate Debt Instruments | ELEMENT FLEET MANAGEMENT | 0.06319 | 12/04/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.319%
Face Amount	$ 530
Investment, Identifier [Axis]: Corporate Debt Instruments | ELEVANCE HEALTH INC | 0.0475 | 02/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.75%
Face Amount	$ 143
Investment, Identifier [Axis]: Corporate Debt Instruments | ELI LILLY & CO | 0.05 | 02/09/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 270
Investment, Identifier [Axis]: Corporate Debt Instruments | EMERA US FINANCE LP | 0.0355 | 06/15/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.55%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | EMERA US FINANCE LP | 0.0475 | 06/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.75%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | ENBRIDGE INC | 0.05625 | 04/05/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.625%
Face Amount	$ 245
Investment, Identifier [Axis]: Corporate Debt Instruments | ENBRIDGE INC | 0.057 | 03/08/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | ENERGY TRANSFER LP | 0.056 | 09/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.60%
Face Amount	$ 434
Investment, Identifier [Axis]: Corporate Debt Instruments | ENERGY TRANSFER OPERATNG | 0.0625 | 04/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.25%
Face Amount	$ 209
Investment, Identifier [Axis]: Corporate Debt Instruments | ENERGY TRANSFER PARTNERS | 0.06 | 06/15/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 268
Investment, Identifier [Axis]: Corporate Debt Instruments | ENI SPA | 0.0595 | 05/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.95%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LA LLC | 0.058 | 03/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.80%
Face Amount	$ 225
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.024 | 10/01/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.40%
Face Amount	$ 59
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.029 | 03/15/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.90%
Face Amount	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.0305 | 06/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.05%
Face Amount	$ 57
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.0312 | 09/01/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.12%
Face Amount	$ 40
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY MISSISSIPPI INC | 0.0385 | 06/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.85%
Face Amount	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERPRISE PRODUCTS OPER | 0.049 | 05/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.90%
Face Amount	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERPRISE PRODUCTS OPER | 0.0495 | 02/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.95%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | EQUINIX EUROPE 2 FI COR LLC | 0.046 | 11/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.60%
Face Amount	$ 390
Investment, Identifier [Axis]: Corporate Debt Instruments | ESSEX PORTFOLIO LP | 0.0165 | 01/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.65%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY INC | 0.029 | 09/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.90%
Face Amount	$ 125
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY METRO INC | 0.0495 | 04/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.95%
Face Amount	$ 284
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY METRO | 0.054 | 04/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.40%
Face Amount	$ 110
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY MISSOURI W STORM | 0.05104 | 12/01/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.104%
Face Amount	$ 266
Investment, Identifier [Axis]: Corporate Debt Instruments | EXELON CORP | 0.051 | 06/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.10%
Face Amount	$ 170
Investment, Identifier [Axis]: Corporate Debt Instruments | EXELON GENERATION CO LLC | 0.0625 | 10/01/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.25%
Face Amount	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | EXTRA SPACE STORAGE | 0.04 | 06/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 214
Investment, Identifier [Axis]: Corporate Debt Instruments | EXXON MOBIL CORPORATION | 0.02995 | 08/16/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.995%
Face Amount	$ 400
Investment, Identifier [Axis]: Corporate Debt Instruments | F&G ANNUITIES & LIFE INC | 0.065 | 06/04/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.50%
Face Amount	$ 115
Investment, Identifier [Axis]: Corporate Debt Instruments | FISERV INC | 0.0515 | 08/12/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.15%
Face Amount	$ 305
Investment, Identifier [Axis]: Corporate Debt Instruments | FISERV INC | 0.0525 | 8/11/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 140
Proceeds of dispositions	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | FLORIDA POWER & LIGHT | 0.05 | 08/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 1,970
Investment, Identifier [Axis]: Corporate Debt Instruments | FLORIDA PWR & LT CO | 0.053 | 04/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.30%
Face Amount	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | FORD FOUNDATION/THE | 0.02815 | 06/01/2070
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.815%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | FORTIS INC | 0.03055 | 10/04/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.055%
Face Amount	$ 106
Investment, Identifier [Axis]: Corporate Debt Instruments | GA GLOBAL FUNDING TRUST | 0.052 | 12/09/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.20%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | GA GLOBAL FUNDING TRUST | 0.055 | 04/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 254
Investment, Identifier [Axis]: Corporate Debt Instruments | GALLAGHER ARTHUR J & CO | 0.0575 | 07/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | GENPACT LUXEMBOURG SA | 0.06 | 06/04/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 209
Investment, Identifier [Axis]: Corporate Debt Instruments | GILEAD SCIENCES INC | 0.026 | 10/01/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.60%
Face Amount	$ 379
Investment, Identifier [Axis]: Corporate Debt Instruments | GLENCORE FUNDING LLC | 0.05634 | 04/04/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.634%
Face Amount	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PAYMENTS INC | 0.029 | 05/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.90%
Face Amount	$ 67
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PAYMENTS INC | 0.029 | 11/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.90%
Face Amount	$ 129
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PAYMENTS INC | 0.032 | 08/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.20%
Face Amount	$ 186
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PMTS INC | 0.0555 | 11/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.55%
Face Amount	$ 570
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.04939 | 10/21/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.939%
Face Amount	$ 400
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.05049 | 07/23/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.049%
Face Amount	$ 315
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.05218 | 04/23/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.218%
Face Amount	$ 467
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.0533 | 07/23/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.33%
Face Amount	$ 665
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.06484 | 10/24/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.484%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | VR | 01/27/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	400
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | VR | 02/24/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	234
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | VR | 02/24/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	320
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | VR | 07/21/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	290
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | VR | 10/21/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 61
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLUB CAPITAL BDC | 0.0705 | 12/05/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	7.05%
Face Amount	$ 287
Investment, Identifier [Axis]: Corporate Debt Instruments | GOODMAN US FINANCE SIX | 0.05125 | 10/07/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.125%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | HACKENSACK MERIDIAN HLTH | 0.02675 | 09/01/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.675%
Face Amount	$ 445
Investment, Identifier [Axis]: Corporate Debt Instruments | HACKENSACK MERIDIAN HLTH | 0.02875 | 09/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.875%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | HALLIBURTON CO | 0.0485 | 11/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.85%
Face Amount	$ 43
Investment, Identifier [Axis]: Corporate Debt Instruments | HALLIBURTON COMPANY | 0.067 | 09/15/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.70%
Face Amount	$ 50
Investment, Identifier [Axis]: Corporate Debt Instruments | HANOVER INSURANCE GROUP | 0.025 | 09/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | HARRIS CORPORATION | 0.04854 | 04/27/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.854%
Face Amount	$ 40
Investment, Identifier [Axis]: Corporate Debt Instruments | HARTFORD FINL SVCS GRP | 0.043 | 04/15/2043
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.30%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.035 | 07/15/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 92
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.03625 | 03/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.625%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.049 | 11/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.90%
Face Amount	$ 160
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.05125 | 06/15/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.125%
Face Amount	$ 175
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.055 | 06/15/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 105
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.055 | 3/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 90
Proceeds of dispositions	$ 92
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.056 | 04/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.60%
Face Amount	$ 570
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.0575 | 03/01/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 215
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.061 | 04/01/2064
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.10%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC. | 0.0595 | 09/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.95%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | HEALTH CARE REIT INC | 0.065 | 03/15/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.50%
Face Amount	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | HEALTH CARE SERVICE CORP | 0.0545 | 06/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.45%
Face Amount	$ 455
Investment, Identifier [Axis]: Corporate Debt Instruments | HEALTHPEAK PROPERTIES | 0.02125 | 12/01/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.125%
Face Amount	$ 271
Investment, Identifier [Axis]: Corporate Debt Instruments | HOME DEPOT INC | 0.03625 | 04/15/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.625%
Face Amount	$ 170
Investment, Identifier [Axis]: Corporate Debt Instruments | HONEYWELL INTERNATIONAL | 0.0525 | 03/01/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 210
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HLDGS PLC | 0.04619 | 11/06/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.619%
Face Amount	$ 285
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HLDGS PLC | 0.05133 | 11/06/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.133%
Face Amount	$ 330
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HOLDINGS PLC | 0.0513 | 03/03/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.13%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HOLDINGS PLC | 0.05286 | 11/19/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.286%
Face Amount	$ 420
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HOLDINGS PLC | VR | 08/18/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 320
Investment, Identifier [Axis]: Corporate Debt Instruments | HUNTINGTON BANCSHARES INC | 0.05272 | 01/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.272%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | HYUNDAI CAPITAL AMERICA | 0.053 | 06/24/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.30%
Face Amount	$ 430
Investment, Identifier [Axis]: Corporate Debt Instruments | ING GROEP NV | 0.0395 | 03/29/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.95%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | ING GROEP NV | 0.06114 | 09/11/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.114%
Face Amount	$ 242
Investment, Identifier [Axis]: Corporate Debt Instruments | INTEL CORP | 0.0305 | 08/12/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.05%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | INTEL CORP | 0.0325 | 11/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | INTEL CORP | 0.03734 | 12/08/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.734%
Face Amount	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | INTERSTATE PWR & LT CO | 0.0495 | 09/30/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.95%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | INTERSTATE PWR & LT CO | 0.0545 | 09/30/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.45%
Face Amount	$ 115
Investment, Identifier [Axis]: Corporate Debt Instruments | INTUIT SR NT | 0.055 | 09/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | ITC HOLDINGS CORP | 0.054 | 06/01/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.40%
Face Amount	$ 500
Investment, Identifier [Axis]: Corporate Debt Instruments | JB HUNT TRANSPRT SVCS | 0.049 | 03/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.90%
Face Amount	$ 371
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA HOLDING LUX | 0.055 | 01/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 315
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA HOLDING LUX | 0.06375 | 04/15/2066
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.375%
Face Amount	$ 360
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA LUX SA | 0.0375 | 12/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.75%
Face Amount	$ 245
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA LUX SA | 0.065 | 12/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.50%
Face Amount	$ 80
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA LUX | 0.0675 | 03/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.75%
Face Amount	$ 251
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA SARL/FOOD/GRP | 0.0595 | 04/20/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.95%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | JERSEY CENTRAL PWR & LT | 0.0615 | 06/01/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.15%
Face Amount	$ 30
Investment, Identifier [Axis]: Corporate Debt Instruments | JPMORGAN CHASE & CO | 0.05766 | 04/22/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.766%
Face Amount	$ 275
Investment, Identifier [Axis]: Corporate Debt Instruments | JPMORGAN CHASE & CO | VR | 07/23/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 600
Investment, Identifier [Axis]: Corporate Debt Instruments | KANSAS CITY POWER & LT | 0.042 | 03/15/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.20%
Face Amount	$ 60
Investment, Identifier [Axis]: Corporate Debt Instruments | KBC GROUP | 0.04454 | 09/23/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.454%
Face Amount	$ 420
Investment, Identifier [Axis]: Corporate Debt Instruments | KBC GROUP | 0.06324 | 09/21/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.324%
Face Amount	$ 350
Investment, Identifier [Axis]: Corporate Debt Instruments | KEYCORP FR | 0.05121 | 04/04/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.121%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | KEYCORP | 0.04789 | 06/01/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.789%
Face Amount	$ 45
Investment, Identifier [Axis]: Corporate Debt Instruments | KINDER MORGAN INC | 0.0585 | 06/01/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.85%
Face Amount	$ 81
Investment, Identifier [Axis]: Corporate Debt Instruments | KINDER MORGAN INC/DELAWA | 0.0505 | 02/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.05%
Face Amount	$ 40
Investment, Identifier [Axis]: Corporate Debt Instruments | KKR & CO INC | 0.051 | 08/07/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.10%
Face Amount	$ 522
Investment, Identifier [Axis]: Corporate Debt Instruments | KLA CORP | 0.033 | 03/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.30%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | KRAFT HEINZ FOODS CO | 0.04375 | 06/01/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.375%
Face Amount	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | KRAFT HEINZ FOODS CO | 0.04625 | 10/01/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.625%
Face Amount	$ 155
Investment, Identifier [Axis]: Corporate Debt Instruments | KROGER CO | 0.05 | 09/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | KROGER CO | 0.055 | 09/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | L3HARRIS TECHNOLOGIES INC | 0.0525 | 06/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | L3HARRIS TECHNOLOGIES INC | 0.054 | 07/31/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.40%
Face Amount	$ 203
Investment, Identifier [Axis]: Corporate Debt Instruments | LASMO USA INC DTD 11/12/97 | 0.073 | 11/15/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	7.30%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | LEIDOS INC | 0.0575 | 03/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 110
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP PLC | 0.04375 | 03/22/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.375%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP PLC | 0.04425 | 11/04/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.425%
Face Amount	$ 621
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP PLC | 0.04943 | 11/04/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.943%
Face Amount	$ 325
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP | 0.05462 | 01/05/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.462%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP | 0.05679 | 01/05/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.679%
Face Amount	$ 215
Investment, Identifier [Axis]: Corporate Debt Instruments | LOUISVILLE GAS & ELEC | 0.0465 | 11/15/2043
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.65%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | LOWE'S COS INC | 0.03 | 10/15/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 225
Investment, Identifier [Axis]: Corporate Debt Instruments | LOWE'S COS INC | 0.05625 | 04/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.625%
Face Amount	$ 124
Investment, Identifier [Axis]: Corporate Debt Instruments | LOWES COS INC | 0.0485 | 10/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.85%
Face Amount	$ 242
Investment, Identifier [Axis]: Corporate Debt Instruments | LUBRIZOL CORP | 0.065 | 10/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.50%
Face Amount	$ 193
Investment, Identifier [Axis]: Corporate Debt Instruments | MACQUARIE AIRFINANCE HLDGS LTD | 0.0515 | 03/17/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.15%
Face Amount	$ 555
Investment, Identifier [Axis]: Corporate Debt Instruments | MACQUARIE GROUP LIMITED | 0.06255 | 12/07/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.255%
Face Amount	$ 270
Investment, Identifier [Axis]: Corporate Debt Instruments | MARS INC | 0.0565 | 05/01/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.65%
Face Amount	$ 400
Investment, Identifier [Axis]: Corporate Debt Instruments | MARSH & MCLENNAN COS INC | 0.04375 | 03/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.375%
Face Amount	$ 325
Investment, Identifier [Axis]: Corporate Debt Instruments | MARVELL TECHNOLOGY INC | 0.0295 | 04/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.95%
Face Amount	$ 300
Investment, Identifier [Axis]: Corporate Debt Instruments | MARVELL TECHNOLOGY INC | 0.0545 | 07/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.45%
Face Amount	$ 500
Investment, Identifier [Axis]: Corporate Debt Instruments | MARVELL TECHNOLOGY INC | 0.0575 | 02/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | MASCO CORP | 0.02 | 10/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.00%
Face Amount	$ 57
Investment, Identifier [Axis]: Corporate Debt Instruments | MASCO CORP | 0.065 | 08/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.50%
Face Amount	$ 110
Investment, Identifier [Axis]: Corporate Debt Instruments | MASS MUTUAL LIFE INS CO | 0.05672 | 12/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.672%
Face Amount	$ 154
Investment, Identifier [Axis]: Corporate Debt Instruments | MCDONALD'S CORP | 0.042 | 04/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.20%
Face Amount	$ 125
Investment, Identifier [Axis]: Corporate Debt Instruments | MCDONALD'S CORP | 0.047 | 12/09/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.70%
Face Amount	$ 101
Investment, Identifier [Axis]: Corporate Debt Instruments | MCDONALD'S CORP | 0.063 | 10/15/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.30%
Face Amount	$ 38
Investment, Identifier [Axis]: Corporate Debt Instruments | MEAD JOHNSON NUTRITION C | 0.046 | 06/01/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.60%
Face Amount	$ 35
Investment, Identifier [Axis]: Corporate Debt Instruments | MEMORIAL HEALTH SERVICES | 0.03447 | 11/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.447%
Face Amount	$ 310
Investment, Identifier [Axis]: Corporate Debt Instruments | MERCK & CO INC | 0.029 | 12/10/2061
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.90%
Face Amount	$ 170
Investment, Identifier [Axis]: Corporate Debt Instruments | MERCK & CO INC | 0.04 | 03/07/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 160
Investment, Identifier [Axis]: Corporate Debt Instruments | MET LIFE GLOB FUNDING I | 0.033 | 03/21/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.30%
Face Amount	$ 542
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.04875 | 11/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.875%
Face Amount	$ 410
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.054 | 08/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.40%
Face Amount	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.055 | 11/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 410
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.056 | 05/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.60%
Face Amount	$ 235
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.05625 | 11/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.625%
Face Amount	$ 175
Investment, Identifier [Axis]: Corporate Debt Instruments | MICROSOFT CORP | 0.03041 | 03/17/2062
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.041%
Face Amount	$ 46
Investment, Identifier [Axis]: Corporate Debt Instruments | MID-AMERICA APARTMENTS | 0.017 | 02/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.70%
Face Amount	$ 160
Investment, Identifier [Axis]: Corporate Debt Instruments | MIDAMERICAN ENERGY | 0.0585 | 09/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.85%
Face Amount	$ 110
Investment, Identifier [Axis]: Corporate Debt Instruments | MIDMICHIGAN HEALTH | 0.03409 | 06/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.409%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | MITSUBISHI UFJ FIN GROUP | 0.05422 | 02/22/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.422%
Face Amount	$ 420
Investment, Identifier [Axis]: Corporate Debt Instruments | MITSUBISHI UFJ FINANCIAL GROUP | 0.05188 | 09/12/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.188%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | MITSUBISHI UFJ FINANCIAL | 0.05159 | 04/24/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.159%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | MIZUHO FINANCIAL GROUP INC | 0.04711 | 07/08/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.711%
Face Amount	$ 310
Investment, Identifier [Axis]: Corporate Debt Instruments | MIZUHO FINANCIAL GROUP INC | 0.05323 | 07/08/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.323%
Face Amount	$ 535
Investment, Identifier [Axis]: Corporate Debt Instruments | MIZUHO FINANCIAL GROUP | 0.05739 | 05/27/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.739%
Face Amount	$ 280
Investment, Identifier [Axis]: Corporate Debt Instruments | MOLSON COORS BREWING CO | 0.042 | 07/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.20%
Face Amount	$ 139
Investment, Identifier [Axis]: Corporate Debt Instruments | MONDELEZ INTERNATION | 0.02625 | 9/04/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.625%
Face Amount	$ 135
Proceeds of dispositions	$ 81
Investment, Identifier [Axis]: Corporate Debt Instruments | MOODY'S CORPORATION | 0.0325 | 05/20/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 210
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY BANK | 0.05449 | 07/20/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.449%
Face Amount	$ 85
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY BK | 0.05466 | 01/18/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.466%
Face Amount	$ 159
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY SR | 0.04356 | 10/22/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.356%
Face Amount	$ 475
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY SR | 0.04892 | 10/22/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.892%
Face Amount	$ 215
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY SR | 0.05656 | 04/18/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.656%
Face Amount	$ 280
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.04431 | 01/23/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.431%
Face Amount	$ 137
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.05042 | 07/19/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.042%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.05164 | 04/20/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.164%
Face Amount	$ 340
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.0525 | 04/21/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 580
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.0532 | 07/19/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.32%
Face Amount	$ 407
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.05424 | 07/21/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.424%
Face Amount	$ 60
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | VR | 01/21/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	211
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | VR | 02/13/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	470
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | VR | 04/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	200
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | VR | 04/22/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 135
Investment, Identifier [Axis]: Corporate Debt Instruments | MPLX LP SR GLBL | 0.054 | 04/01/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.40%
Face Amount	$ 75
Investment, Identifier [Axis]: Corporate Debt Instruments | MPLX LP | 0.055 | 06/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 370
Investment, Identifier [Axis]: Corporate Debt Instruments | MPLX LP | 0.0595 | 4/01/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.95%
Face Amount	$ 115
Proceeds of dispositions	$ 109
Investment, Identifier [Axis]: Corporate Debt Instruments | NASDAQ INC | 0.0555 | 02/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.55%
Face Amount	$ 74
Investment, Identifier [Axis]: Corporate Debt Instruments | NATIONAL RETAIL PROP INC | 0.036 | 12/15/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.60%
Face Amount	$ 62
Investment, Identifier [Axis]: Corporate Debt Instruments | NATIONAL SECS CLEARING | 0.05 | 05/30/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 284
Investment, Identifier [Axis]: Corporate Debt Instruments | NATIONWIDE BLDG SOC GLOBAL | 0.05537 | 07/14/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.537%
Face Amount	$ 415
Investment, Identifier [Axis]: Corporate Debt Instruments | NATL BANK OF CANADA | 0.045 | 10/10/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 450
Investment, Identifier [Axis]: Corporate Debt Instruments | NATL BANK OF CANADA | 0.056 | 12/18/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.60%
Face Amount	$ 285
Investment, Identifier [Axis]: Corporate Debt Instruments | NATWEST GROUP PLC | 0.05115 | 05/23/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.115%
Face Amount	$ 285
Investment, Identifier [Axis]: Corporate Debt Instruments | NATWEST MKTS PLC | 0.0541 | 05/17/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.41%
Face Amount	$ 485
Investment, Identifier [Axis]: Corporate Debt Instruments | NEVADA POWER CO | 0.06 | 03/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 110
Investment, Identifier [Axis]: Corporate Debt Instruments | NEXTERA ENERGY CAP HLDGS INC | 0.0555 | 03/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.55%
Face Amount	$ 420
Investment, Identifier [Axis]: Corporate Debt Instruments | NIAGARA MOHAWK POWER | 0.05664 | 01/17/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.664%
Face Amount	$ 400
Investment, Identifier [Axis]: Corporate Debt Instruments | NIAGARA MOHAWK POWER | 0.05996 | 07/03/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.996%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | NISOURCE INC | 0.052 | 07/01/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.20%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | NNN REIT INC | 0.046 | 02/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.60%
Face Amount	$ 286
Investment, Identifier [Axis]: Corporate Debt Instruments | NNN REIT INC | 0.055 | 06/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | NNN REIT INC | 0.056 | 10/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.60%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | NOMURA HOLDINGS INC | 0.02679 | 07/16/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.679%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | NORFOLK SOUTHERN CORP | 0.03942 | 11/01/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.942%
Face Amount	$ 151
Investment, Identifier [Axis]: Corporate Debt Instruments | NORFOLK SOUTHERN CORP | 0.04837 | 10/01/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.837%
Face Amount	$ 235
Investment, Identifier [Axis]: Corporate Debt Instruments | NORINCHUKIN BANK LTD | 0.05359 | 09/09/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.359%
Face Amount	$ 500
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHEASTERN UNIVERSITY | 0.02894 | 10/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.894%
Face Amount	$ 400
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN STATE PWR- MINN | 0.062 | 07/01/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.20%
Face Amount	$ 50
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN STATES PWR-MINN | 0.051 | 05/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.10%
Face Amount	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN STS PWR CO | 0.045 | 06/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 217
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN TRUST CORP | VR | 05/08/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 38
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHROP GRUMMAN CORP | 0.0525 | 05/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 260
Investment, Identifier [Axis]: Corporate Debt Instruments | NRG ENERGY INC | 0.05407 | 10/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.407%
Face Amount	$ 360
Investment, Identifier [Axis]: Corporate Debt Instruments | NTT FINANCE CORP | 0.05171 | 07/16/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.171%
Face Amount	$ 340
Investment, Identifier [Axis]: Corporate Debt Instruments | NUTRIEN LTD | 0.04125 | 03/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.125%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | NVENT FINANCE SARL | 0.0455 | 04/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.55%
Face Amount	$ 98
Investment, Identifier [Axis]: Corporate Debt Instruments | NXP BV / NXP FDG LLC | 0.025 | 05/11/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 178
Investment, Identifier [Axis]: Corporate Debt Instruments | NXP BV / NXP FDG LLC | 0.0325 | 05/11/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 425
Investment, Identifier [Axis]: Corporate Debt Instruments | NXP BV/NXP FDG LLC | 0.0315 | 05/01/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.15%
Face Amount	$ 350
Investment, Identifier [Axis]: Corporate Debt Instruments | OGE ENERGY CORP | 0.0545 | 05/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.45%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | OHIO POWER COMPANY | 0.029 | 10/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.90%
Face Amount	$ 240
Investment, Identifier [Axis]: Corporate Debt Instruments | ONCOR ELECTRIC DELIVERY | 0.031 | 09/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.10%
Face Amount	$ 215
Investment, Identifier [Axis]: Corporate Debt Instruments | ONEOK INC | 0.0475 | 10/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.75%
Face Amount	$ 215
Investment, Identifier [Axis]: Corporate Debt Instruments | OPT DEFENSE PROPERTIES LP | 0.045 | 10/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 300
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP SR | 0.048 | 09/26/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.80%
Face Amount	$ 215
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP SR | 0.05875 | 09/26/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.875%
Face Amount	$ 155
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.036 | 04/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.60%
Face Amount	$ 565
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.0385 | 07/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.85%
Face Amount	$ 267
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.0395 | 03/25/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.95%
Face Amount	$ 174
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.04 | 07/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.049 | 02/06/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.90%
Face Amount	$ 220
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.06 | 8/03/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 310
Proceeds of dispositions	$ 286
Investment, Identifier [Axis]: Corporate Debt Instruments | P/P HYUNDAI CAPITAL | 0.06375 | 4/08/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.375%
Face Amount	$ 590
Proceeds of dispositions	$ 632
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0295 | 03/01/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.95%
Face Amount	$ 105
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0375 | 08/15/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.75%
Face Amount	$ 50
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.043 | 03/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.30%
Face Amount	$ 85
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0445 | 04/15/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.45%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.058 | 05/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.80%
Face Amount	$ 351
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.059 | 10/01/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.90%
Face Amount	$ 30
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.06 | 08/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 650
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.064 | 06/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.40%
Face Amount	$ 205
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0675 | 01/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.75%
Face Amount	$ 10
Investment, Identifier [Axis]: Corporate Debt Instruments | PECO ENERGY CO | 0.028 | 06/15/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.80%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | PENSKE TRUCK LEASING CO | 0.057 | 02/01/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 276
Investment, Identifier [Axis]: Corporate Debt Instruments | PEPPERDINE UNIV | 0.03301 | 12/01/2059
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.301%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | PFIZER INVT ENTERPRISES | 0.053 | 05/19/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.30%
Face Amount	$ 360
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E RECOVERY FDG LLC | 0.05529 | 06/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.529%
Face Amount	$ 240
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E RECOVERY FDG | 0.05231 | 06/01/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.231%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E RECOVERY FND LLC | 0.05536 | 07/15/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.536%
Face Amount	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E WILDFIRE RECOVERY | 0.04263 | 06/01/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.263%
Face Amount	$ 125
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E WILDFIRE RECOVERY | 0.05099 | 06/01/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.099%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E WILDFIRE RECOVERY | 0.05212 | 12/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.212%
Face Amount	$ 80
Investment, Identifier [Axis]: Corporate Debt Instruments | PHYSICIANS REALTY LP | 0.02625 | 11/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.625%
Face Amount	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | PIEDMONT HEALTHCARE INC | 0.02864 | 01/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.864%
Face Amount	$ 245
Investment, Identifier [Axis]: Corporate Debt Instruments | PIONEER NATURAL RESOURCE | 0.019 | 08/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.90%
Face Amount	$ 230
Investment, Identifier [Axis]: Corporate Debt Instruments | PLAINS ALL AMERN PIPELINE | 0.0595 | 06/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.95%
Face Amount	$ 245
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.04812 | 10/21/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.812%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05068 | 01/24/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.068%
Face Amount	$ 253
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05373 | 07/21/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.373%
Face Amount	$ 330
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05401 | 07/23/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.401%
Face Amount	$ 256
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05939 | 08/18/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.939%
Face Amount	$ 255
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINL SVCS V-D | VR | 5/13/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	265
Proceeds of dispositions	$ 271
Investment, Identifier [Axis]: Corporate Debt Instruments | PPL ELECTRIC UTILITIES | 0.0525 | 05/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 160
Investment, Identifier [Axis]: Corporate Debt Instruments | PRECISION CASTPARTS CORP | 0.039 | 01/15/2043
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.90%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | PRECISION CASTPARTS CORP | 0.04375 | 06/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.375%
Face Amount	$ 80
Investment, Identifier [Axis]: Corporate Debt Instruments | PRINCIPAL FINANCIAL GROUP INC | 0.04111 | 02/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.111%
Face Amount	$ 149
Investment, Identifier [Axis]: Corporate Debt Instruments | PRINCIPAL FINANCIAL GRP | 0.037 | 05/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.70%
Face Amount	$ 105
Investment, Identifier [Axis]: Corporate Debt Instruments | PRINCIPAL LIFE GLOBAL FDG II | 0.051 | 01/25/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.10%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | PROGRESS ENERGY INC | 0.07 | 10/30/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	7.00%
Face Amount	$ 50
Investment, Identifier [Axis]: Corporate Debt Instruments | PROLOGIS LP | 0.02875 | 11/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.875%
Face Amount	$ 90
Investment, Identifier [Axis]: Corporate Debt Instruments | PRUDENTIAL FDG ASIA | 0.03125 | 4/14/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.125%
Face Amount	$ 395
Proceeds of dispositions	$ 378
Investment, Identifier [Axis]: Corporate Debt Instruments | PSI ENERGY INC | 0.0612 | 10/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.12%
Face Amount	$ 50
Investment, Identifier [Axis]: Corporate Debt Instruments | PUBLIC SERVICE COLORADO | 0.0355 | 06/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.55%
Face Amount	$ 27
Investment, Identifier [Axis]: Corporate Debt Instruments | PUBLIC SVC CO | 0.052 | 01/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.20%
Face Amount	$ 55
Investment, Identifier [Axis]: Corporate Debt Instruments | PUGET ENERGY INC | 0.05725 | 03/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.725%
Face Amount	$ 105
Investment, Identifier [Axis]: Corporate Debt Instruments | QUANTA SERVICES INC | 0.0235 | 01/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.35%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | QUANTA SERVICES INC | 0.051 | 08/09/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.10%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | QUEST DIAGNOSTICS INC | 0.064 | 11/30/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.40%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | REGENCY CENTERS LP | 0.04125 | 03/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.125%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | REGENERON PHARMACEUTICAL | 0.0175 | 09/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.75%
Face Amount	$ 290
Investment, Identifier [Axis]: Corporate Debt Instruments | RELX CAPITAL INC | 0.0525 | 03/27/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 471
Investment, Identifier [Axis]: Corporate Debt Instruments | RIO TINTO FIN USA PLC | 0.05 | 03/14/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 467
Investment, Identifier [Axis]: Corporate Debt Instruments | ROPER TECHNOLOGIES INC | 0.049 | 10/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.90%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | ROYAL BANK OF CANADA | 0.0465 | 10/18/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.65%
Face Amount	$ 320
Investment, Identifier [Axis]: Corporate Debt Instruments | ROYAL BK SCOTLND GRP PLC | VR | 01/27/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	400
Investment, Identifier [Axis]: Corporate Debt Instruments | ROYAL BK SCOTLND GRP PLC | VR | 05/08/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 235
Investment, Identifier [Axis]: Corporate Debt Instruments | RTX CORPORATION | 0.02375 | 03/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.375%
Face Amount	$ 273
Investment, Identifier [Axis]: Corporate Debt Instruments | RTX CORPORATION | 0.0435 | 04/15/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.35%
Face Amount	$ 17
Investment, Identifier [Axis]: Corporate Debt Instruments | RTX CORPORATION | 0.0515 | 02/27/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.15%
Face Amount	$ 154
Investment, Identifier [Axis]: Corporate Debt Instruments | RYDER SYSTEM INC | 0.0175 | 09/01/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.75%
Face Amount	$ 271
Investment, Identifier [Axis]: Corporate Debt Instruments | SAFEHOLD OPERATING PARTN | 0.028 | 06/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.80%
Face Amount	$ 81
Investment, Identifier [Axis]: Corporate Debt Instruments | SAN DIEGO G & E | 0.0295 | 08/15/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.95%
Face Amount	$ 195
Investment, Identifier [Axis]: Corporate Debt Instruments | SAN DIEGO G & E | 0.06125 | 09/15/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.125%
Face Amount	$ 80
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER HOLDINGS USA | 0.06174 | 01/09/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.174%
Face Amount	$ 265
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP HLDGS | VR | 06/14/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 270
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP HOLDINGS | 0.04858 | 09/11/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.858%
Face Amount	$ 230
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP HOLDINGS | 0.06534 | 01/10/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.534%
Face Amount	$ 350
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP | 0.05694 | 04/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.694%
Face Amount	$ 485
Investment, Identifier [Axis]: Corporate Debt Instruments | SCE RECOVERY FUNDING LLC | 0.04697 | 06/15/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.697%
Face Amount	$ 158
Investment, Identifier [Axis]: Corporate Debt Instruments | SCE RECOVERY FUNDING LLC | 0.05341 | 03/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.341%
Face Amount	$ 190
Investment, Identifier [Axis]: Corporate Debt Instruments | SHELL FINANCE US INC | 0.055 | 03/25/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 165
Investment, Identifier [Axis]: Corporate Debt Instruments | SIGECO SECURITIZATION I LLC | 0.05026 | 11/15/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.026%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | SKANDINAVISKA ENSKILDA BANKEN | 0.045 | 09/03/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 225
Investment, Identifier [Axis]: Corporate Debt Instruments | SKANDINAVISKA ENSKILDA | 0.05375 | 03/05/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.375%
Face Amount	$ 325
Investment, Identifier [Axis]: Corporate Debt Instruments | SOCIETE GENERALE FR | 0.061 | 04/13/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.10%
Face Amount	$ 710
Investment, Identifier [Axis]: Corporate Debt Instruments | SOCIETE GENERALE | 0.05512 | 05/22/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.512%
Face Amount	$ 341
Investment, Identifier [Axis]: Corporate Debt Instruments | SOCIETE GENERALE | 0.06691 | 01/10/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.691%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | SOLVENTUM CORP | 0.056 | 03/23/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.60%
Face Amount	$ 275
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.0365 | 03/01/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.65%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.0405 | 03/15/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.05%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.04125 | 03/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.125%
Face Amount	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.057 | 03/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 80
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.05875 | 12/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.875%
Face Amount	$ 201
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.059 | 03/01/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.90%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CALIF EDISON CO | 0.0545 | 06/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.45%
Face Amount	$ 340
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CALIF EDISON CO | 0.0555 | 01/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.55%
Face Amount	$ 100
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAP | 0.0495 | 09/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.95%
Face Amount	$ 390
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAP | 0.0575 | 09/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.75%
Face Amount	$ 170
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAPITAL | 0.0315 | 09/30/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.15%
Face Amount	$ 165
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAPITAL | 0.0395 | 10/01/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.95%
Face Amount	$ 26
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO | 0.052 | 06/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.20%
Face Amount	$ 277
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN POWER CO | 0.0515 | 09/15/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.15%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHWEST GAS CORP | 0.038 | 09/29/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.80%
Face Amount	$ 49
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHWESTERN PUBLIC SERV | 0.045 | 08/15/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 30
Investment, Identifier [Axis]: Corporate Debt Instruments | STANDARD CHARTERED PLC | 0.05688 | 05/14/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.688%
Face Amount	$ 235
Investment, Identifier [Axis]: Corporate Debt Instruments | STARBUCKS CORP | 0.049 | 02/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.90%
Face Amount	$ 160
Investment, Identifier [Axis]: Corporate Debt Instruments | STATE STR CORP | 0.04784 | 10/23/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.784%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | STEEL DYNAMICS INC | 0.0165 | 10/15/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.65%
Face Amount	$ 101
Investment, Identifier [Axis]: Corporate Debt Instruments | SUMITOMO MITSUI FIN GRP INC | 0.0524 | 04/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.24%
Face Amount	$ 400
Investment, Identifier [Axis]: Corporate Debt Instruments | SUMITOMO MITSUI FIN | 0.0571 | 01/13/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.71%
Face Amount	$ 385
Investment, Identifier [Axis]: Corporate Debt Instruments | SYNOPSYS INC | 0.0485 | 4/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.85%
Face Amount	$ 364
Proceeds of dispositions	$ 370
Investment, Identifier [Axis]: Corporate Debt Instruments | SYNOPSYS INC | 0.057 | 04/01/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 240
Investment, Identifier [Axis]: Corporate Debt Instruments | T MOBILE USA INC | 0.0515 | 04/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.15%
Face Amount	$ 296
Investment, Identifier [Axis]: Corporate Debt Instruments | T MOBILE USA INC | 0.055 | 01/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 94
Investment, Identifier [Axis]: Corporate Debt Instruments | T MOBILE USA INC | 0.05875 | 11/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.875%
Face Amount	$ 20
Investment, Identifier [Axis]: Corporate Debt Instruments | T-MOBILE USA INC | 0.03375 | 04/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.375%
Face Amount	$ 350
Investment, Identifier [Axis]: Corporate Debt Instruments | TAKEDA PHARMACEUTICAL | 0.03025 | 07/09/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.025%
Face Amount	$ 315
Investment, Identifier [Axis]: Corporate Debt Instruments | TAKEDA PHARMACEUTICAL | 0.03175 | 07/09/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.175%
Face Amount	$ 500
Investment, Identifier [Axis]: Corporate Debt Instruments | TAMPA ELECTRIC CO | 0.0445 | 06/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.45%
Face Amount	$ 225
Investment, Identifier [Axis]: Corporate Debt Instruments | TEXAS HEALTH RESOURCES | 0.02328 | 11/15/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.328%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | THE CIGNA GROUP | 0.0525 | 01/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 465
Investment, Identifier [Axis]: Corporate Debt Instruments | TIME WARNER CABLE INC | 0.055 | 09/01/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | TIME WARNER CABLE INC | 0.05875 | 11/15/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.875%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | TOLEDO EDISON COMPANY | 0.0615 | 05/15/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.15%
Face Amount	$ 50
Investment, Identifier [Axis]: Corporate Debt Instruments | TORONTO DOMINION BANK | 0.05298 | 01/30/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.298%
Face Amount	$ 235
Investment, Identifier [Axis]: Corporate Debt Instruments | TOTAL CAPITAL INTL SA | 0.02986 | 06/29/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.986%
Face Amount	$ 780
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANE TECH FIN LTD | 0.0525 | 03/03/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.25%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | TRITON CONTAINER/TAL INT | 0.0325 | 03/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 329
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.05071 | 05/20/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.071%
Face Amount	$ 230
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.05122 | 01/26/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.122%
Face Amount	$ 130
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.05711 | 01/24/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.711%
Face Amount	$ 335
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.06047 | 06/08/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.047%
Face Amount	$ 150
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL GROUP | 0.07161 | 10/30/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	7.161%
Face Amount	$ 155
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINL CORP | 0.04964 | 10/23/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.964%
Face Amount	$ 335
Investment, Identifier [Axis]: Corporate Debt Instruments | TUCSON ELECTRIC POWER CO | 0.0485 | 12/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.85%
Face Amount	$ 125
Investment, Identifier [Axis]: Corporate Debt Instruments | TYSON FOODS INC | 0.057 | 03/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 160
Investment, Identifier [Axis]: Corporate Debt Instruments | UBER TECHNOLOGIES INC | 0.048 | 09/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.80%
Face Amount	$ 120
Investment, Identifier [Axis]: Corporate Debt Instruments | UBS GROUP AG | 0.04398 | 09/23/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.398%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | UBS GROUP AG | 0.04844 | 11/06/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.844%
Face Amount	$ 852
Investment, Identifier [Axis]: Corporate Debt Instruments | UBS GROUP AG | 0.0501 | 03/23/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.01%
Face Amount	$ 360
Investment, Identifier [Axis]: Corporate Debt Instruments | UDR INC | 0.021 | 08/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.10%
Face Amount	$ 250
Investment, Identifier [Axis]: Corporate Debt Instruments | UDR INC | 0.0295 | 09/01/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.95%
Face Amount	$ 32
Investment, Identifier [Axis]: Corporate Debt Instruments | UNION ELEC CO | 0.0545 | 03/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.45%
Face Amount	$ 170
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2016-1 AA PTT | 0.031 | 07/07/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.10%
Face Amount	$ 116
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2016-1 B PTT | 0.0365 | 01/07/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.65%
Face Amount	$ 29
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2016-2 A PTT | 0.031 | 10/07/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.10%
Face Amount	$ 211
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2018-1 A PTT | 0.037 | 03/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.70%
Face Amount	$ 290
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2018-1 AA PTT | 0.035 | 03/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 85
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2018-1 B PTT | 0.046 | 03/01/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.60%
Face Amount	$ 70
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2019-1 A PTT | 0.0455 | 08/25/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.55%
Face Amount	$ 191
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2019-1 AA PTT | 0.0415 | 08/25/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.15%
Face Amount	$ 178
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2020-1 A PTT | 0.05875 | 10/15/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.875%
Face Amount	$ 146
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED TECHNOLOGIES CORP | 0.0375 | 11/01/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.75%
Face Amount	$ 580
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP INC | 0.0325 | 05/15/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP INC | 0.05875 | 02/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.875%
Face Amount	$ 105
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP | 0.045 | 4/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 238
Proceeds of dispositions	$ 237
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP | 0.053 | 6/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.30%
Face Amount	$ 360
Proceeds of dispositions	$ 369
Investment, Identifier [Axis]: Corporate Debt Instruments | UNIV OF SOUTHERN CALIFOR | 0.03226 | 10/01/2120
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.226%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | US BANCORP | 0.05083 | 05/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.083%
Face Amount	$ 205
Investment, Identifier [Axis]: Corporate Debt Instruments | US BANCORP | 0.05384 | 01/23/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.384%
Face Amount	$ 175
Investment, Identifier [Axis]: Corporate Debt Instruments | US BANCORP | 0.05678 | 01/23/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.678%
Face Amount	$ 275
Investment, Identifier [Axis]: Corporate Debt Instruments | VENTAS REALTY LP | 0.0325 | 10/15/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 25
Investment, Identifier [Axis]: Corporate Debt Instruments | VERISK ANALYTICS INC | 0.03625 | 05/15/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.625%
Face Amount	$ 141
Investment, Identifier [Axis]: Corporate Debt Instruments | VERIZON COMM INC | 0.0478 | 2/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.78%
Face Amount	$ 345
Proceeds of dispositions	$ 342
Investment, Identifier [Axis]: Corporate Debt Instruments | VERIZON COMMUNICATIONS INC | 0.0505 | 05/09/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.05%
Face Amount	$ 360
Investment, Identifier [Axis]: Corporate Debt Instruments | VERIZON COMMUNICATIONS | 0.0355 | 03/22/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.55%
Face Amount	$ 200
Investment, Identifier [Axis]: Corporate Debt Instruments | VIRGINIA ELEC & POWER CO | 0.038 | 09/15/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.80%
Face Amount	$ 50
Investment, Identifier [Axis]: Corporate Debt Instruments | VIRGINIA ELEC & POWER CO | 0.057 | 08/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.70%
Face Amount	$ 300
Investment, Identifier [Axis]: Corporate Debt Instruments | VISTRA OPERATIONS CO LLC | 0.06 | 04/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 159
Investment, Identifier [Axis]: Corporate Debt Instruments | VMWARE INC | 0.014 | 08/15/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.40%
Face Amount	$ 380
Investment, Identifier [Axis]: Corporate Debt Instruments | VOYA GLOBAL FUNDING | 0.046 | 11/24/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.60%
Face Amount	$ 414
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & CO | 0.05605 | 04/23/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.605%
Face Amount	$ 1,219
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.043 | 07/22/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.30%
Face Amount	$ 148
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.04897 | 07/25/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.897%
Face Amount	$ 201
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05198 | 01/23/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.198%
Face Amount	$ 325
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05211 | 12/03/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.211%
Face Amount	$ 745
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05389 | 04/24/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.389%
Face Amount	$ 243
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05557 | 07/25/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.557%
Face Amount	$ 220
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO MTN V-D | VR | 4/23/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	220
Proceeds of dispositions	$ 222
Investment, Identifier [Axis]: Corporate Debt Instruments | WESTPAC NEW ZEALAND LTD | 0.04902 | 02/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.902%
Face Amount	$ 390
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS COMPANIES INC | 0.056 | 03/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.60%
Face Amount	$ 165
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS COMPANIES INC | 0.0565 | 03/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.65%
Face Amount	$ 140
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS COS INC | 0.06 | 03/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 45
Investment, Identifier [Axis]: Corporate Debt Instruments | WORKDAY INC | 0.035 | 04/01/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 225
Investment, Identifier [Axis]: Corporate Debt Instruments | WP CAREY INC | 0.0245 | 02/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.45%
Face Amount	$ 180
Investment, Identifier [Axis]: Corporate Debt Instruments | WW GRAINGER INC | 0.046 | 06/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.60%
Face Amount	$ 91
Investment, Identifier [Axis]: Corporate Debt Instruments | YALE-NEW HAVEN HLTH SRVC | 0.02496 | 07/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.496%
Face Amount	$ 210
Investment, Identifier [Axis]: Foreign Sovereign Debt | REPUBLIC OF CHILE | 0.0255 | 01/27/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.55%
Face Amount	$ 200
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.02659 | 05/24/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.659%
Face Amount	$ 301
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.03771 | 05/24/2061
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.771%
Face Amount	$ 222
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.0435 | 01/15/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.35%
Face Amount	$ 35
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.044 | 02/12/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.40%
Face Amount	$ 370
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.05375 | 03/22/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.375%
Face Amount	$ 957
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.06 | 05/13/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.00%
Face Amount	$ 200
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.06875 | 05/13/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.875%
Face Amount	$ 261
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN | 0.0585 | 07/02/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.85%
Face Amount	$ 395
Investment, Identifier [Axis]: Money Market Funds | ALLSPRING TREASURY PLUS | 0.03681
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.681%
Face Amount	$ 77,166
Investment, Identifier [Axis]: Municipal Bonds | CONNECTICUT STATE | 0.0406 | 06/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.06%
Face Amount	$ 370
Investment, Identifier [Axis]: Municipal Bonds | MASSACHUSETTS STATE EDUCTNL FING | 0.04141 | 07/01/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.141%
Face Amount	$ 115
Investment, Identifier [Axis]: Municipal Bonds | MIAMI-DADE CNTY FLORIDA TRANSIT | 0.05534 | 07/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.534%
Face Amount	$ 220
Investment, Identifier [Axis]: Municipal Bonds | OHIO UNIV GEN RECPTS ATHENS | 0.0559 | 12/01/2114
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.59%
Face Amount	$ 195
Investment, Identifier [Axis]: Municipal Bonds | TEXAS NATURAL GAS SECURITIZATION | 0.05102 | 04/01/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.102%
Face Amount	$ 640
Investment, Identifier [Axis]: Municipal Bonds | TEXAS NATURAL GAS SECURITIZATION | 0.05169 | 04/01/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.169%
Face Amount	$ 190
Investment, Identifier [Axis]: Private Placement Securities | ABN AMRO BANK NV | VR | 12/13/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 300
Investment, Identifier [Axis]: Private Placement Securities | AIA GROUP LTD | 0.032 | 09/16/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.20%
Face Amount	$ 200
Investment, Identifier [Axis]: Private Placement Securities | AIR CANADA 2015-1A PTT | 0.036 | 03/15/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.60%
Face Amount	$ 520
Investment, Identifier [Axis]: Private Placement Securities | AIR CANADA 2017-1A PTT | 0.0355 | 01/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.55%
Face Amount	$ 164
Investment, Identifier [Axis]: Private Placement Securities | AIR CANADA 2017-1AA PTT | 0.033 | 01/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.30%
Face Amount	$ 48
Investment, Identifier [Axis]: Private Placement Securities | AMERICAN TOWER TRUST I | 0.03652 | 03/23/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.652%
Face Amount	$ 230
Investment, Identifier [Axis]: Private Placement Securities | ASHTEAD CAPITAL INC | 0.0245 | 08/12/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.45%
Face Amount	$ 418
Investment, Identifier [Axis]: Private Placement Securities | AUST & NZ BANKING GROUP | 0.0257 | 11/25/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.57%
Face Amount	$ 210
Investment, Identifier [Axis]: Private Placement Securities | AVOLON HOLDINGS FNDG LTD | 0.02528 | 11/18/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.528%
Face Amount	$ 377
Investment, Identifier [Axis]: Private Placement Securities | AVOLON HOLDINGS FNDG LTD | 0.04375 | 05/01/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.375%
Face Amount	$ 567
Investment, Identifier [Axis]: Private Placement Securities | BAE SYSTEMS PLC | 0.019 | 02/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.90%
Face Amount	$ 292
Investment, Identifier [Axis]: Private Placement Securities | BAE SYSTEMS PLC | 0.034 | 04/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.40%
Face Amount	$ 350
Investment, Identifier [Axis]: Private Placement Securities | BANK OF IRELAND GROUP | VR | 09/30/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 227
Investment, Identifier [Axis]: Private Placement Securities | BLACKSTONE HOLDINGS FINA | 0.035 | 09/10/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 200
Investment, Identifier [Axis]: Private Placement Securities | BPCE SA | VR | 01/20/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 275
Investment, Identifier [Axis]: Private Placement Securities | BRITISH AIR 18-1 A PTT | 0.04125 | 09/20/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.125%
Face Amount	$ 148
Investment, Identifier [Axis]: Private Placement Securities | BRITISH AIR 18-1 AA PTT | 0.038 | 09/20/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.80%
Face Amount	$ 56
Investment, Identifier [Axis]: Private Placement Securities | BROADCOM INC | 0.03187 | 11/15/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.187%
Face Amount	$ 750
Investment, Identifier [Axis]: Private Placement Securities | BROOKLYN UNION GAS CO | 0.04273 | 03/15/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.273%
Face Amount	$ 100
Investment, Identifier [Axis]: Private Placement Securities | CLEVELAND ELECTRIC ILLUM | 0.035 | 04/01/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 95
Investment, Identifier [Axis]: Private Placement Securities | COX COMMUNICATIONS INC | 0.0335 | 09/15/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.35%
Face Amount	$ 415
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TR 2014 | 0.04163 | 08/10/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.163%
Face Amount	$ 179
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TRUST | 0.04704 | 01/10/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.704%
Face Amount	$ 223
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TRUST | 0.05773 | 01/10/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.773%
Face Amount	$ 190
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TRUST | 0.05926 | 01/10/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.926%
Face Amount	$ 313
Investment, Identifier [Axis]: Private Placement Securities | DUQUESNE LIGHT HOLDINGS | 0.03616 | 08/01/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.616%
Face Amount	$ 230
Investment, Identifier [Axis]: Private Placement Securities | FERGUSON FINANCE PLC | 0.0325 | 06/02/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 350
Investment, Identifier [Axis]: Private Placement Securities | GALAXY PIPELINE ASSETS | 0.0294 | 09/30/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.94%
Face Amount	$ 260
Investment, Identifier [Axis]: Private Placement Securities | GLOBAL ATLANTIC FIN CO | 0.044 | 10/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.40%
Face Amount	$ 158
Investment, Identifier [Axis]: Private Placement Securities | GOODMAN US FIN THREE | 0.037 | 03/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.70%
Face Amount	$ 86
Investment, Identifier [Axis]: Private Placement Securities | GRAY OAK PIPELINE LLC | 0.0345 | 10/15/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.45%
Face Amount	$ 415
Investment, Identifier [Axis]: Private Placement Securities | GREAT-WEST LIFECO FIN 18 | 0.04581 | 05/17/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.581%
Face Amount	$ 130
Investment, Identifier [Axis]: Private Placement Securities | KEYSPAN GAS EAST CORP | 0.02742 | 08/15/2026
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.742%
Face Amount	$ 200
Investment, Identifier [Axis]: Private Placement Securities | KKR GROUP FINAN CO VIII | 0.035 | 08/25/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 200
Investment, Identifier [Axis]: Private Placement Securities | MACQUARIE BANK LTD | 0.03052 | 03/03/2036
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.052%
Face Amount	$ 200
Investment, Identifier [Axis]: Private Placement Securities | MACQUARIE GROUP LTD | VR | 01/14/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 200
Investment, Identifier [Axis]: Private Placement Securities | MASS MUTUAL LIFE INS CO | 0.03375 | 04/15/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.375%
Face Amount	$ 210
Investment, Identifier [Axis]: Private Placement Securities | NATIONWIDE BLDG SOCIETY | VR | 03/08/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 260
Investment, Identifier [Axis]: Private Placement Securities | NBN CO LTD | 0.02625 | 05/05/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.625%
Face Amount	$ 400
Investment, Identifier [Axis]: Private Placement Securities | NEW ENGLAND POWER CO | 0.038 | 12/05/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.80%
Face Amount	$ 50
Investment, Identifier [Axis]: Private Placement Securities | NEW YORK LIFE INSURANCE | 0.0445 | 05/15/2069
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.45%
Face Amount	$ 90
Investment, Identifier [Axis]: Private Placement Securities | NGPL PIPECO LLC | 0.0325 | 07/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 240
Investment, Identifier [Axis]: Private Placement Securities | NRG ENERGY INC | 0.0245 | 12/02/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.45%
Face Amount	$ 225
Investment, Identifier [Axis]: Private Placement Securities | NRG ENERGY INC | 0.0445 | 06/15/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.45%
Face Amount	$ 155
Investment, Identifier [Axis]: Private Placement Securities | NUTRITION & BIOSCIENCES | 0.023 | 11/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.30%
Face Amount	$ 310
Investment, Identifier [Axis]: Private Placement Securities | PENNSYLVANIA ELECTRIC CO | 0.0325 | 03/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.25%
Face Amount	$ 26
Investment, Identifier [Axis]: Private Placement Securities | SOCIETE GENERALE | VR | 06/09/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 440
Investment, Identifier [Axis]: Private Placement Securities | STELLANTIS FIN US INC | 0.02691 | 09/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.691%
Face Amount	$ 209
Investment, Identifier [Axis]: Private Placement Securities | SWISS RE FINANCE LUX | VR | 04/02/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 200
Investment, Identifier [Axis]: Private Placement Securities | TEACHERS INSUR & ANNUITY | 0.0427 | 05/15/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.27%
Face Amount	$ 70
Investment, Identifier [Axis]: Private Placement Securities | TEACHERS INSUR & ANNUITY | 0.049 | 09/15/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.90%
Face Amount	$ 40
Investment, Identifier [Axis]: Private Placement Securities | UBS GROUP AG | 0.03869 | 01/12/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.869%
Face Amount	$ 250
Investment, Identifier [Axis]: Series Of Transactions | TREASURY NOTE 1.125% 8/31/2028 | U.S. Government and Agency Obligations
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of dispositions	426,668
Investment, Identifier [Axis]: Series of Transactions | AS TREAS PLUS MM FD - SELECT #3803 | Money Market Funds
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of dispositions	951,628
Investment, Identifier [Axis]: Series of Transactions | TREASURY NOTE 2.875% 4/30/2029 | U.S. Government and Agency Obligations
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of dispositions	729,653
Investment, Identifier [Axis]: Series of Transactions | TREASURY NOTE 4.125% 8/31/2030, U.S. Government and Agency Obligations
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of dispositions	240,221
Investment, Identifier [Axis]: Series of Transactions | VANGUARD EMPLOYEE BENEFIT INDEX #528 | Common/Collective Trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of dispositions	356,900
Investment, Identifier [Axis]: Series of Transactions | VANGUARD FIDUCIARY EXT MKT | Common/Collective Trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of dispositions	527,469
Investment, Identifier [Axis]: Series of Transactions | VANGUARD INSTL 500 INDEX TRST UNIT B | Common/Collective Trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of dispositions	37,829
Investment, Identifier [Axis]: Series of Transactions | VANGUARD INSTL EXTEND MKT INDX TR | Common/Collective Trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of dispositions	16,486
Investment, Identifier [Axis]: Single Transactions | VANGUARD EMPLOYEE BENEFIT INDEX #528 | Common/Collective Trust | Transaction 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of dispositions	648,329
Investment, Identifier [Axis]: Single Transactions | VANGUARD EMPLOYEE BENEFIT INDEX #528 | Common/Collective Trust | Transaction 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of dispositions	$ 644,736
Investment, Identifier [Axis]: TREASURY NOTE 1.125% 8/31/2028, U.S. Government and Agency Obligations
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.125%
Investment, Identifier [Axis]: TREASURY NOTE 2.875% 4/30/2029, U.S. Government and Agency Obligations
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.875%
Investment, Identifier [Axis]: TREASURY NOTE 4.125% 8/31/2030, U.S. Government and Agency Obligations
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.125%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | AMERICAN UNITED LIFE - S00016 | 0.0241 | 12/31/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.41%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | COLUMBIA TR GOVT MM FUND
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 147,120
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | JP MORGAN - #AISP01 | 0.0282 | 12/31/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.82%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | LINCOLN NATIONAL LIFE | 0.0233 | 12/31/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.33%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | MET TOWER LIFE - #38165 | 0.0312 | 12/31/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.12%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | PACIFIC LIFE - # 26755 | 0.0254 | 12/31/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.54%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | PRUDENTIAL GA-63690 | 0.0242 | 12/31/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.42%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | RBC - AMERIPRISE AMEX01 | 0.0275 | 12/31/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.75%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | TRANSAMERICA MDA00375TR | 0.0262 | 12/31/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.62%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #841090 | 0.06466 | 10/01/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.466%
Face Amount	$ 132
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #G60722 | 0.03 | 10/01/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 249
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #G61748 | 0.035 | 11/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 483
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #J36413 | 0.03 | 02/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 450
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #Q42018 | 0.035 | 07/01/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 150
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #QD0878 | 0.025 | 11/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,066
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #RA6808 | 0.03 | 02/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,760
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SB0378 | 0.035 | 04/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 275
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SD0397 | 0.025 | 07/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 996
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SD8037 | 0.025 | 01/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 928
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SD8182 | 0.02 | 12/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.00%
Face Amount	$ 602
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #ZA5297 | 0.04 | 03/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 164
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #ZM6956 | 0.045 | 06/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 534
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #ZS4735 | 0.035 | 09/01/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 249
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QA7633 | 0.03 | 03/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 489
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QA9122 | 0.025 | 05/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 576
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QC3244 | 0.03 | 06/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 677
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QF5465 | 0.05 | 12/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 635
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QN1779 | 0.025 | 03/01/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 152
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #RA5276 | 0.025 | 05/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 658
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #RA7506 | 0.045 | 07/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 1,345
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #RA7937 | 0.05 | 09/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 533
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SB0307 | 0.025 | 02/01/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 201
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0291 | 0.05 | 03/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 307
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0728 | 0.025 | 10/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 942
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0780 | 0.025 | 12/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 716
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0809 | 0.03 | 01/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,437
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0907 | 0.03 | 02/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,404
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD1100 | 0.025 | 05/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 215
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD1217 | 0.02 | 03/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.00%
Face Amount	$ 335
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD1658 | 0.025 | 04/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,574
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD2000 | 0.045 | 11/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 472
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD3567 | 0.045 | 05/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 1,535
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD3952 | 0.025 | 03/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,734
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD4432 | 0.025 | 02/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 867
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD5779 | 0.035 | 02/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 330
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD7552 | 0.025 | 01/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 507
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD7565 | 0.055 | 09/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 637
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD7568 | 0.055 | 02/01/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 321
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8184 | 0.03 | 12/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 472
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8194 | 0.025 | 02/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 4,193
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8205 | 0.025 | 04/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 2,827
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8219 | 0.025 | 06/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 3,672
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8235 | 0.03 | 08/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 2,751
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8255 | 0.035 | 10/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 4,305
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8265 | 0.04 | 11/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 1,735
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SL1355 | 0.025 | 01/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 695
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #WA1626 | 0.0345 | 08/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.45%
Face Amount	$ 967
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #WN3233 | 0.0319 | 07/01/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.19%
Face Amount	$ 1,490
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #ZA6116 | 0.045 | 01/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 424
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AM8856 | 0.0292 | 06/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.92%
Face Amount	$ 4,118
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AN5935 | 0.0313 | 07/01/2027
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.13%
Face Amount	$ 849
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AN6850 | 0.0322 | 09/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.22%
Face Amount	$ 996
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AS5469 | 0.04 | 07/01/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 680
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AS8984 | 0.045 | 03/01/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 206
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BF0219 | 0.035 | 09/01/2057
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,235
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BK8753 | 0.045 | 06/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 190
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL0907 | 0.0388 | 12/01/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.88%
Face Amount	$ 1,350
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL3217 | 0.0333 | 07/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.33%
Face Amount	$ 1,446
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL4333 | 0.0252 | 11/01/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.52%
Face Amount	$ 1,358
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL4791 | 0.0271 | 11/01/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.71%
Face Amount	$ 950
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BM3375 | 0.04 | 01/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 354
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BM6347 | 0.06568 | 02/01/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	6.568%
Face Amount	$ 155
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BR0999 | 0.025 | 05/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 2,321
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BU0992 | 0.03 | 11/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 962
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BU0993 | 0.03 | 11/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 910
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #CB1878 | 0.03 | 10/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 595
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #CB2094 | 0.03 | 11/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,398
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM1000 | 0.03 | 04/01/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 70
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM1218 | 0.035 | 07/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 69
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM2096 | 0.035 | 11/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,323
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM5819 | 0.04 | 02/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 291
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM8599 | 0.035 | 01/01/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 217
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM9427 | 0.04 | 07/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 456
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM9461 | 0.035 | 11/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 327
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM9728 | 0.025 | 11/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 314
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #MA3305 | 0.035 | 03/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 400
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #AL7395 | 0.05545 | 03/01/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.545%
Face Amount	$ 839
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #AM6760 | 0.0357 | 10/01/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.57%
Face Amount	$ 585
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0301 | 0.045 | 08/01/2058
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 784
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0537 | 0.03 | 03/01/2061
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 870
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0655 | 0.035 | 06/01/2062
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,006
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0669 | 0.04 | 06/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 770
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0695 | 0.035 | 12/01/2062
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,272
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BK7697 | 0.045 | 10/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 233
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BL2313 | 0.0336 | 05/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.36%
Face Amount	$ 442
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BL9455 | 0.014 | 12/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.40%
Face Amount	$ 1,750
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM3499 | 0.04 | 12/01/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 1,128
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM5172 | 0.045 | 08/01/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 594
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM6492 | 0.01508 | 11/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.508%
Face Amount	$ 1,392
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM6531 | 0.04 | 06/01/2057
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 972
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM6734 | 0.04 | 08/01/2059
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 724
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM7037 | 0.01755 | 03/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.755%
Face Amount	$ 895
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM7075 | 0.03 | 03/01/2061
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 887
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS2933 | 0.0182 | 09/01/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.82%
Face Amount	$ 1,130
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS3634 | 0.0177 | 11/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.77%
Face Amount	$ 1,000
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4030 | 0.0196 | 01/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.96%
Face Amount	$ 1,179
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4375 | 0.0211 | 01/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.11%
Face Amount	$ 983
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4525 | 0.0194 | 01/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.94%
Face Amount	$ 1,000
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4563 | 0.0201 | 01/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.01%
Face Amount	$ 1,000
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4650 | 0.0202 | 01/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.02%
Face Amount	$ 1,500
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4654 | 0.0239 | 03/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.39%
Face Amount	$ 834
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4793 | 0.0244 | 02/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.44%
Face Amount	$ 1,100
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6258 | 0.037 | 08/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.70%
Face Amount	$ 365
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6339 | 0.038 | 09/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.80%
Face Amount	$ 673
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6518 | 0.0352 | 09/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.52%
Face Amount	$ 680
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6742 | 0.03585 | 11/01/2029
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.585%
Face Amount	$ 1,292
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS7415 | 0.0484 | 01/01/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.84%
Face Amount	$ 1,500
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS7661 | 0.0502 | 12/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.02%
Face Amount	$ 1,279
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS7966 | 0.0501 | 08/01/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.01%
Face Amount	$ 967
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS8252 | 0.0436 | 04/01/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.36%
Face Amount	$ 874
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BT2033 | 0.025 | 02/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 933
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BU1436 | 0.025 | 01/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 159
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BV5578 | 0.03 | 05/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 2,058
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BW6309 | 0.05 | 08/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 242
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BW9918 | 0.05 | 10/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 220
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BX0426 | 0.055 | 11/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 449
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BY4714 | 0.05 | 06/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 1,396
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BZ0217 | 0.0522 | 08/01/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.22%
Face Amount	$ 1,475
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BZ1818 | 0.0442 | 09/01/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.42%
Face Amount	$ 1,000
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BZ2413 | 0.04575 | 06/01/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.575%
Face Amount	$ 500
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA5702 | 0.025 | 05/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 632
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA5969 | 0.025 | 06/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 217
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA6412 | 0.025 | 07/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 471
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA6635 | 0.025 | 08/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 289
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA6989 | 0.025 | 09/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,024
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA7028 | 0.025 | 09/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 541
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA7743 | 0.025 | 11/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,216
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB1874 | 0.03 | 10/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,096
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB1908 | 0.025 | 10/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 737
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB2066 | 0.03 | 11/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 865
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB2097 | 0.03 | 11/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 2,741
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB2857 | 0.025 | 02/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 225
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3175 | 0.035 | 03/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 854
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3265 | 0.03 | 04/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,374
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3369 | 0.035 | 04/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,541
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3378 | 0.04 | 04/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 813
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3494 | 0.03 | 05/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,487
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3629 | 0.04 | 05/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 1,430
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB4352 | 0.05 | 08/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 332
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB4354 | 0.05 | 08/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 728
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB4765 | 0.05 | 09/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 387
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB5281 | 0.05 | 11/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 1,384
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB5666 | 0.04 | 02/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 913
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB6030 | 0.045 | 04/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 536
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB6899 | 0.05 | 08/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 240
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FA2603 | 0.025 | 03/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 589
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FA3215 | 0.015 | 06/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.50%
Face Amount	$ 1,595
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM3041 | 0.055 | 08/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 121
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM7957 | 0.025 | 07/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 810
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM8216 | 0.04 | 11/01/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 223
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM8361 | 0.025 | 08/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,216
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM8603 | 0.04 | 09/01/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 137
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS0795 | 0.03 | 01/01/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 717
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS0882 | 0.025 | 03/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,101
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS1507 | 0.03 | 02/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 3,673
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS1590 | 0.025 | 04/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 274
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS1938 | 0.025 | 02/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 313
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS2707 | 0.035 | 04/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,198
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS3907 | 0.045 | 01/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 307
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS4050 | 0.04 | 03/01/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 218
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS4069 | 0.04 | 05/01/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 221
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS4223 | 0.045 | 05/01/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 222
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5155 | 0.05 | 07/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 498
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5384 | 0.025 | 06/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,255
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5625 | 0.05 | 08/01/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 321
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5986 | 0.025 | 02/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,159
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6323 | 0.035 | 05/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 1,205
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6514 | 0.025 | 09/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 834
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6854 | 0.015 | 04/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.50%
Face Amount	$ 2,233
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6890 | 0.015 | 04/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.50%
Face Amount	$ 5,858
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS7594 | 0.025 | 09/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,487
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS7749 | 0.03 | 02/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,128
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS7980 | 0.045 | 12/01/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 378
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA2868 | 0.025 | 01/01/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 137
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4306 | 0.025 | 04/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 641
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4468 | 0.035 | 11/01/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 379
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4623 | 0.025 | 06/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 2,684
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4782 | 0.035 | 10/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 5,276
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4783 | 0.04 | 10/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 1,655
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4807 | 0.055 | 11/01/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 343
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #784044 | 0.0499 | 11/20/2037
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.99%
Face Amount	$ 544
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #784045 | 0.045 | 07/20/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 330
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #784602 | 0.04 | 05/20/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 563
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BA7567 | 0.045 | 05/20/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 136
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BI0416 | 0.045 | 11/20/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 185
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BJ1318 | 0.05 | 05/20/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 412
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BK7169 | 0.05 | 12/20/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 136
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BL7729 | 0.05 | 05/20/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 357
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BM9692 | 0.045 | 07/20/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 305
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #CA0265 | 0.02987 | 12/20/2070
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.987%
Face Amount	$ 1,194
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #MA7534 | 0.025 | 08/20/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 2,894
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #MA7589 | 0.025 | 09/20/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,163
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #MA7649 | 0.025 | 10/20/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 744
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA7257 | 0.035 | 03/20/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 845
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA7880 | 0.02 | 02/20/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.00%
Face Amount	$ 587
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8044 | 0.035 | 05/20/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 456
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8147 | 0.025 | 07/20/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 557
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8200 | 0.04 | 08/20/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 444
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8486 | 0.03 | 12/20/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,157
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8801 | 0.055 | 04/20/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.50%
Face Amount	$ 427
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8943 | 0.03 | 06/20/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 741
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9011 | 0.025 | 07/20/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 1,501
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9240 | 0.05 | 10/20/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 495
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9301 | 0.035 | 11/20/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 630
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9663 | 0.03 | 04/20/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,264
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MB0618 | 0.03 | 09/20/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,357
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | RFCSP STRIP PRINCIPAL ZERO CPN | 01/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	500
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | TENN VAL AUTH CPN STRIP ZERO CPN | 03/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 300
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | TENN VALLEY AUTH | 0.0425 | 09/15/2065
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.25%
Face Amount	$ 124
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | TENN VALLEY AUTH | 0.04625 | 09/15/2060
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.625%
Face Amount	$ 70
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | TVA PRIN STRIP ZERO CPN | 06/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 500
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0225 | 02/15/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.25%
Face Amount	$ 16,525
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03 | 08/15/2052
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 1,240
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03375 | 08/15/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.375%
Face Amount	$ 1,701
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03625 | 05/15/2053
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.625%
Face Amount	$ 571
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03875 | 05/15/2043
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.875%
Face Amount	$ 1,363
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0425 | 02/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.25%
Face Amount	$ 970
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0425 | 08/15/2054
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.25%
Face Amount	$ 1,339
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0425 | 11/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.25%
Face Amount	$ 21,270
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04375 | 08/15/2043
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.375%
Face Amount	$ 2,849
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.045 | 02/15/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 887
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 02/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.625%
Face Amount	$ 10,130
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 02/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.625%
Face Amount	$ 1,203
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 05/15/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.625%
Face Amount	$ 369
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 11/15/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.625%
Face Amount	$ 1,263
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0475 | 05/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.75%
Face Amount	$ 160
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0475 | 08/15/2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.75%
Face Amount	$ 223
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04875 | 08/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.875%
Face Amount	$ 881
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.05 | 05/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	5.00%
Face Amount	$ 2,000
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.035 | 02/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 9,240
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.035 | 10/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 3,965
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.035 | 12/15/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 394
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.03625 | 08/31/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.625%
Face Amount	$ 2,889
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.03875 | 08/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.875%
Face Amount	$ 11,270
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04 | 02/15/2034
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 11,040
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04 | 05/31/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 3,886
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04 | 06/30/2028
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.00%
Face Amount	$ 5,060
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04125 | 11/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.125%
Face Amount	$ 15,685
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.0425 | 05/15/2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.25%
Face Amount	$ 1,262
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.045 | 11/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 2,520
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.045 | 12/31/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.50%
Face Amount	$ 330
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREAS SEC STRIPPED ZERO CPN | 11/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	900
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREAS SEC STRIPPED | 05/15/2033
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	900
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREAS SEC STRIPPED | 11/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	1,000
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND ZERO CPN | 02/15/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	139
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND ZERO CPN | 11/15/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 220
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.01125 | 05/15/2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.125%
Face Amount	$ 200
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0125 | 05/15/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.25%
Face Amount	$ 1,962
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.01625 | 11/15/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.625%
Face Amount	$ 390
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.01875 | 02/15/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.875%
Face Amount	$ 1,839
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.02 | 02/15/2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.00%
Face Amount	$ 95
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.02 | 08/15/2051
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.00%
Face Amount	$ 513
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0225 | 08/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.25%
Face Amount	$ 3,854
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.02375 | 11/15/2049
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.375%
Face Amount	$ 185
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.025 | 02/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 6,055
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.025 | 05/15/2046
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.50%
Face Amount	$ 6,655
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0275 | 08/15/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.75%
Face Amount	$ 910
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0275 | 11/15/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	2.75%
Face Amount	$ 2,022
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 02/15/2047
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 74
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 02/15/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 80
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 05/15/2042
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 470
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 08/15/2048
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 4,770
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 11/15/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 119
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 11/15/2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.00%
Face Amount	$ 240
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03125 | 02/15/2043
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.125%
Face Amount	$ 1,840
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03125 | 11/15/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.125%
Face Amount	$ 1,500
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03375 | 05/15/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.375%
Face Amount	$ 3,779
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.035 | 02/15/2039
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.50%
Face Amount	$ 8,520
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03625 | 02/15/2044
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.625%
Face Amount	$ 1,000
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03625 | 08/15/2043
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.625%
Face Amount	$ 5,167
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0375 | 08/15/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.75%
Face Amount	$ 10,360
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0375 | 11/15/2043
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	3.75%
Face Amount	$ 470
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.04375 | 02/15/2038
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.375%
Face Amount	$ 445
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.04375 | 05/15/2041
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	4.375%
Face Amount	$ 3,160
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND/NOTE STRIPPED ZERO | 05/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 300
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY INFLATION INDEX BOND | 0.00125 | 01/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	0.125%
Face Amount	$ 497
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.00875 | 11/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	0.875%
Face Amount	$ 6,925
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01125 | 02/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.125%
Face Amount	$ 3,415
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.0125 | 08/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.25%
Face Amount	$ 5,285
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01375 | 11/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.375%
Face Amount	$ 562
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.015 | 02/15/2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.50%
Face Amount	$ 16,185
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01625 | 05/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.625%
Face Amount	$ 2,400
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01875 | 02/15/2032
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest Rate	1.875%
Face Amount	$ 35,040
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY SEC STRIPPED | 02/15/2031
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Face Amount	$ 475